American Century Asset Allocation Portfolio | ONE CHOICE IN RETIREMENT PORTFOLIO
One Choice In Retirement Portfolio
Investment Objective
The fund seeks current income.
Capital appreciation is a secondary objective.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 67 of the fund’s prospectus, Appendix A of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - American Century Asset Allocation Portfolio - ONE CHOICE IN RETIREMENT PORTFOLIO - USD ($)	INVESTOR CLASS	I CLASS [1]	A CLASS		C Class	R CLASS	R6 CLASS
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none	none	5.75%		none	none	none
Maximum Deferred Sales Charge (as a percentage)	none	none	none	[2]	1.00%	none	none
Maximum Account Fee	$ 25	none	none		none	none	none
[1]	Prior to April 10, 2017, this class was referred to as the Institutional Class.
[2]	Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses - American Century Asset Allocation Portfolio - ONE CHOICE IN RETIREMENT PORTFOLIO		INVESTOR CLASS	I CLASS	A CLASS	C Class	R CLASS	R6 CLASS
Management Fees (as a percentage of Assets)		0.76%	0.58%	0.76%	0.76%	0.76%	0.52%
Distribution and Service (12b-1) Fees		none	none	0.25%	1.00%	0.50%	none
Other Expenses (as a percentage of Assets):	[1]	none	none	none	none	none	none
Acquired Fund Fees and Expenses	[1]	0.03%	0.03%	0.03%	0.03%	0.03%	0.03%
Expenses (as a percentage of Assets)		0.79%	0.61%	1.04%	1.79%	1.29%	0.55%
Fee Waiver or Reimbursement	[2]	(0.02%)	(0.04%)	(0.02%)	(0.02%)	(0.02%)	(0.13%)
Net Expenses (as a percentage of Assets)		0.77%	0.57%	1.02%	1.77%	1.27%	0.42%
[1]	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
[2]	The advisor has agreed to waive a portion of the fund’s management fee. The advisor expects this waiver to continue until October 20, 2018 and cannot terminate it prior to such date without the approval of the Board of Directors.

Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, and that you earn a 5% return each year. The example also assumes that the fund’s operating expenses remain the same except that it reflects the rate and duration of any fee waivers noted in the table above. You may be required to pay brokerage commissions on your purchases of Investor or I Class shares of the fund, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - American Century Asset Allocation Portfolio - ONE CHOICE IN RETIREMENT PORTFOLIO - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
INVESTOR CLASS	79	251	437	976
I CLASS	58	192	337	759
A CLASS	673	886	1,115	1,771
C Class	180	562	969	2,101
R CLASS	130	408	706	1,554
R6 CLASS	43	163	295	677

Portfolio Turnover
Because the fund buys and sells shares of other American Century mutual funds (the underlying funds) directly from the issuers, the fund is not expected to incur transaction costs directly. However, as a shareholder in the underlying funds, the fund indirectly pays transaction costs, such as commissions, when the underlying funds buy and sell securities (or “turn over” their portfolios). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 14% of the average value of its portfolio.

Principal Investment Strategies
One Choice In Retirement Portfolio is a “fund of funds,” meaning that it seeks to achieve its objective by investing in other American Century mutual funds (the underlying funds) that represent a variety of asset classes and investment styles. The underlying stock funds draw on growth, value and quantitative investment techniques and diversify investments among small, medium and large U.S. and foreign companies. The underlying bond funds invest in fixed-income securities that vary by issuer type (corporate and government), credit quality (investment-grade and high-yield or “junk bonds”) and geographic exposure (domestic and international). The following table indicates the fund’s neutral mix; that is, how the fund’s investments generally will be allocated among the major asset classes. The table also shows the neutral weightings of each underlying fund currently being used within the various asset classes. This information is as of December 1, 2016, except the allocation to NT High Income Fund was changed from an equivalent allocation to High-Yield Fund on May 19, 2017.
.

Equity Securities (Stock Funds)	45.00%
NT Core Equity Plus Fund	3.00%
NT Disciplined Growth Fund	1.50%
NT Equity Growth Fund	10.00%
NT Global Real Estate Fund	1.00%
NT Growth Fund	4.50%
NT Heritage Fund	2.25%
NT International Growth Fund	4.50%
NT International Value Fund	2.25%
NT Large Company Value Fund	9.50%
NT Mid Cap Value Fund	4.50%
NT Small Company Fund	2.00%

Fixed-Income Securities (Bond Funds)	45.00%
Global Bond Fund	7.00%
NT High Income Fund	3.80%
Inflation-Adjusted Bond Fund	1.50%
International Bond Fund	5.00%
NT Diversified Bond Fund	21.60%
Short Duration Inflation Protection Bond Fund	6.10%

Cash Equivalents (Money Market Fund)	10.00%
U.S. Government Money Market Fund	10.00%

The neutral mix of One Choice In Retirement Portfolio is expected to remain fixed over time. The fund is generally intended for investors near to, at, or in retirement and who likely are no longer making new investments in the fund. The fund is designed for investors who plan to gradually withdraw the value of their account after retirement. The fund assumes a retirement age of 65 and may not be appropriate for an investor retiring at an age well before or after age 65.
The portfolio managers regularly review the fund’s allocations to determine whether rebalancing is appropriate. In order to better balance risks in changing market environments, the portfolio managers may make modest deviations from the neutral mix in light of prevailing market conditions. We reserve the right to modify the neutral mix and underlying funds from time to time should circumstances warrant a change.

Principal Risks

•
Allocation Risk – The fund’s performance and risks depend in part on the managers’ skill in determining the fund’s neutral mix, selecting and weighting the underlying funds, and implementing any deviations from the neutral mix. The managers’ evaluations and assumptions regarding asset classes or underlying funds may differ from actual market conditions.

•
Fund of Funds Risks – The fund’s performance and risks reflect the performance and risks of the underlying American Century Investments funds in which it invests. The fund’s investment in other American Century Investments funds may create a conflict of interest for the fund’s advisor.

•
“Growth” and “Value” Style Risks – The underlying funds represent a mix of investment styles, each of which has risks associated with it. Growth stocks can be volatile and may lack dividends that can cushion share prices during market declines. Value stocks may continue to be undervalued by the market for long periods of time.

•
Small- and Mid-Cap Stock Risks – Stocks of smaller companies may be more volatile than larger-company stocks. Smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies, which could lead to higher transaction costs. To the extent an underlying fund invests in these companies, it may take on more risk.

•
Interest Rate Risk – Generally, when interest rates rise, the value of an underlying fund’s fixed-income securities will decline. The opposite is true when interest rates decline. Underlying funds with longer weighted average maturities are more sensitive to interest rate changes. A period of rising interest rates may negatively affect the performance of underlying fixed-income funds.

•
Credit Risk – The value of an underlying fund’s fixed-income securities will be affected adversely by any erosion in the ability of the issuers of these securities to make interest and principal payments as they become due. Changes in the credit rating of a fixed-income security held by an underlying fund could have a similar effect.

•
Foreign Securities Risk – Some of the underlying funds invest in foreign securities, which are generally riskier than U.S. securities. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities. Fluctuations in currency exchange rates also may affect an underlying fund’s share price.

•
High-Yield Securities Risk – Some of the underlying funds may invest in high-yield securities, which are considered to have speculative characteristics and are more likely to be negatively affected by changes in economic conditions.

•
Tobacco Exclusion – The underlying funds do not invest in securities issued by companies assigned the Global Industry Classification Standard (GICS) or the Bloomberg Industry Classification Standard (BICS) for the tobacco industry. This exclusion may cause an underlying fund to forego profitable investment opportunities.

•
Market Risk – The value of the fund’s shares will go up and down based on the performance of the underlying funds in which it invests. The value of the underlying funds’ shares will, in turn, fluctuate based on the performance of the securities they own and other factors generally affecting the securities market.

•
Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund, including losses near to, at, or after retirement. There is no guarantee that the fund will provide adequate income at or through your retirement.

An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Fund Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, including yields, please visit americancentury.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Calendar Year Total Returns

Highest Performance Quarter (3Q 2009): 9.30% Lowest Performance Quarter (4Q 2008): -9.20%
As of June 30, 2017, the most recent calendar quarter end, the fund’s Investor Class year-to-date return was 5.15%.

Average Annual Total Returns For the calendar year ended December 31, 2016
Average Annual Total Returns - American Century Asset Allocation Portfolio - ONE CHOICE IN RETIREMENT PORTFOLIO		Label	1 Year	5 Years	10 Years		Since Inception	Inception Date
S & P Target Date Retirement Index		S&P Target Date Retirement Income Index (reflects no deduction for fees, expenses or taxes)	5.01%	4.66%	3.88%
INVESTOR CLASS		Investor Class Return Before Taxes	5.91%	6.23%	4.85%			Aug. 31, 2004
INVESTOR CLASS | After Taxes on Distributions		Return After Taxes on Distributions	5.04%	5.16%	3.85%			Aug. 31, 2004
INVESTOR CLASS | After Taxes on Distributions and Sales		Return After Taxes on Distributions and Sale of Fund Shares	3.82%	4.64%	3.54%			Aug. 31, 2004
I CLASS		I Class Return Before Taxes	6.12%	6.46%	5.06%			Aug. 31, 2004
A CLASS	[1]	A Class1 Return Before Taxes	(0.44%)	4.73%	3.97%			Aug. 31, 2004
C Class		C Class Return Before Taxes	4.86%	5.19%	3.81%	[2]		Mar. 01, 2010
R CLASS		R Class Return Before Taxes	5.39%	5.72%	4.33%			Aug. 31, 2004
R6 CLASS	[3]	R6 Class3 Return Before Taxes	6.20%				4.63%	Oct. 23, 2017
[1]	Prior to March 1, 2010, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been restated to reflect this charge.
[2]	Historical performance for C Class prior to its inception is based on the performance of Investor Class shares. C Class performance has been adjusted to reflect differences in sales charges, if applicable, and expenses between classes.
[3]	Historical performance for the R6 Class prior to its inception reflects the performance of the R6 Class of the One Choice In Retirement Portfolio R6. Such historical performance began on July 31, 2013. The R6 Class of the fund acquired all of the assets of the One Choice In Retirement Portfolio R6 on October 20, 2017 pursuant to a reorganization.

The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

American Century Asset Allocation Portfolio | ONE CHOICE 2020 PORTFOLIO
One Choice 2020 Portfolio
Investment Objective
The fund seeks the highest total return consistent with its asset mix.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 67 of the fund’s prospectus, Appendix A of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - American Century Asset Allocation Portfolio - ONE CHOICE 2020 PORTFOLIO - USD ($)	INVESTOR CLASS	I CLASS [1]	A CLASS		C Class	R CLASS	R6 CLASS
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none	none	5.75%		none	none	none
Maximum Deferred Sales Charge (as a percentage)	none	none	none	[2]	1.00%	none	none
Maximum Account Fee	$ 25	none	none		none	none	none
[1]	Prior to April 10, 2017, this class was referred to as the Institutional Class.
[2]	Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses - American Century Asset Allocation Portfolio - ONE CHOICE 2020 PORTFOLIO		INVESTOR CLASS	I CLASS	A CLASS	C Class	R CLASS	R6 CLASS
Management Fees (as a percentage of Assets)		0.77%	0.59%	0.77%	0.77%	0.77%	0.52%
Distribution and Service (12b-1) Fees		none	none	0.25%	1.00%	0.50%	none
Other Expenses (as a percentage of Assets):	[1]	none	none	none	none	none	none
Acquired Fund Fees and Expenses	[1]	0.03%	0.03%	0.03%	0.03%	0.03%	0.03%
Expenses (as a percentage of Assets)		0.80%	0.62%	1.05%	1.80%	1.30%	0.55%
Fee Waiver or Reimbursement	[2]	(0.03%)	(0.05%)	(0.03%)	(0.03%)	(0.03%)	(0.13%)
Net Expenses (as a percentage of Assets)		0.77%	0.57%	1.02%	1.77%	1.27%	0.42%
[1]	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
[2]	The advisor has agreed to waive a portion of the fund’s management fee. The advisor expects this waiver to continue until October 20, 2018 and cannot terminate it prior to such date without the approval of the Board of Directors.

Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, and that you earn a 5% return each year. The example also assumes that the fund’s operating expenses remain the same except that it reflects the rate and duration of any fee waivers noted in the table above. You may be required to pay brokerage commissions on your purchases of Investor or I Class shares of the fund, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - American Century Asset Allocation Portfolio - ONE CHOICE 2020 PORTFOLIO - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
INVESTOR CLASS	79	253	442	987
I CLASS	58	194	341	770
A CLASS	673	888	1,119	1,781
C Class	180	564	973	2,111
R CLASS	130	410	711	1,564
R6 CLASS	43	163	295	677

Portfolio Turnover
Because the fund buys and sells shares of other American Century mutual funds (the underlying funds) directly from the issuers, the fund is not expected to incur transaction costs directly. However, as a shareholder in the underlying funds, the fund indirectly pays transaction costs, such as commissions, when the underlying funds buy and sell securities (or “turn over” their portfolios). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 12% of the average value of its portfolio.

Principal Investment Strategies
One Choice 2020 Portfolio is a “fund of funds,” meaning that it seeks to achieve its objective by investing in other American Century mutual funds (the underlying funds) that represent a variety of asset classes and investment styles. The underlying stock funds draw on growth, value and quantitative investment techniques and diversify investments among small, medium and large U.S. and foreign companies. The underlying bond funds invest in fixed-income securities that vary by issuer type (corporate and government), credit quality (investment-grade and high-yield or “junk bonds”) and geographic exposure (domestic and international). The following table indicates the fund’s neutral mix; that is, how the fund’s investments generally will be allocated among the major asset classes. The table also shows the neutral weightings of each underlying fund currently being used within the various asset classes. This information is as of December 1, 2016, except the allocation to NT High Income Fund was changed from an equivalent allocation to High-Yield Fund on May 19, 2017.

Equity Securities (Stock Funds)	47.90%
NT Core Equity Plus Fund	3.00%
NT Disciplined Growth Fund	1.73%
NT Emerging Markets Fund	0.75%
NT Equity Growth Fund	9.75%
NT Global Real Estate Fund	1.15%
NT Growth Fund	5.01%
NT Heritage Fund	2.71%
NT International Growth Fund	4.63%
NT International Small-Mid Cap Fund	0.19%
NT International Value Fund	2.63%
NT Large Company Value Fund	9.50%
NT Mid Cap Value Fund	5.00%
NT Small Company Fund	1.85%

Fixed-Income Securities (Bond Funds)	43.60%
Global Bond Fund	6.63%
NT High Income Fund	3.75%
Inflation-Adjusted Bond Fund	2.35%
International Bond Fund	4.75%
NT Diversified Bond Fund	20.97%
Short Duration Inflation Protection Bond Fund	5.15%

Cash Equivalents (Money Market Fund)	8.50%
U.S. Government Money Market Fund	8.50%

The target date in the fund name (2020) refers to the approximate year an investor plans to retire and likely would stop making new investments in the fund. The fund assumes a retirement age of 65 and may not be appropriate for an investor who plans to retire at or near the target date, but at an age well before or after 65. As the target date approaches, the fund’s neutral mix will become more conservative by decreasing the allocation to stocks and increasing the allocation to bonds and cash. By the time the fund reaches its target date, the neutral mix will become fixed and match that of One Choice In Retirement Portfolio, which is currently 45% stock funds, 45% bond funds and 10% money market funds. The fund is designed for investors who plan to withdraw the value of their account gradually after retirement. The following chart shows how the neutral mix is expected to change over time according to a predetermined glide path.
The portfolio managers regularly review the fund’s allocations to determine whether rebalancing is appropriate. In order to better balance risks in changing market environments, the portfolio managers may make modest deviations from the neutral mix in light of prevailing market conditions. We reserve the right to modify the neutral mix and underlying funds from time to time should circumstances warrant a change.

Principal Risks

•
Allocation Risk – The fund’s performance and risks depend in part on the managers’ skill in determining the fund’s neutral mix, selecting and weighting the underlying funds, and implementing any deviations from the neutral mix. The managers’ evaluations and assumptions regarding asset classes or underlying funds may differ from actual market conditions.

•
Fund of Funds Risks – The fund’s performance and risks reflect the performance and risks of the underlying American Century Investments funds in which it invests. The fund’s investment in other American Century Investments funds may create a conflict of interest for the fund’s advisor.

•
“Growth” and “Value” Style Risks – The underlying funds represent a mix of investment styles, each of which has risks associated with it. Growth stocks can be volatile and may lack dividends that can cushion share prices during market declines. Value stocks may continue to be undervalued by the market for long periods of time.

•
Small- and Mid-Cap Stock Risks – Stocks of smaller companies may be more volatile than larger-company stocks. Smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies, which could lead to higher transaction costs. To the extent an underlying fund invests in these companies, it may take on more risk.

•
Interest Rate Risk – Generally, when interest rates rise, the value of an underlying fund’s fixed-income securities will decline. The opposite is true when interest rates decline. Underlying funds with longer weighted average maturities are more sensitive to interest rate changes. A period of rising interest rates may negatively affect the performance of underlying fixed-income funds.

•
Credit Risk – The value of an underlying fund’s fixed-income securities will be affected adversely by any erosion in the ability of the issuers of these securities to make interest and principal payments as they become due. Changes in the credit rating of a fixed-income security held by an underlying fund could have a similar effect.

•
Foreign Securities Risk – Some of the underlying funds invest in foreign securities, which are generally riskier than U.S. securities. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities. Fluctuations in currency exchange rates also may affect an underlying fund’s share price.

•
High-Yield Securities Risk – Some of the underlying funds may invest in high-yield securities, which are considered to have speculative characteristics and are more likely to be negatively affected by changes in economic conditions.

•
Tobacco Exclusion – The underlying funds do not invest in securities issued by companies assigned the Global Industry Classification Standard (GICS) or the Bloomberg Industry Classification Standard (BICS) for the tobacco industry. This exclusion may cause an underlying fund to forego profitable investment opportunities.

•
Market Risk – The value of the fund’s shares will go up and down based on the performance of the underlying funds in which it invests. The value of the underlying funds’ shares will, in turn, fluctuate based on the performance of the securities they own and other factors generally affecting the securities market.

•
Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund, including losses near to, at, or after retirement. There is no guarantee that the fund will provide adequate income at or through your retirement.

An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Fund Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, including yields, please visit americancentury.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Calendar Year Total Returns

Highest Performance Quarter (3Q 2009): 11.07% Lowest Performance Quarter (4Q 2008): -11.97%
As of June 30, 2017, the most recent calendar quarter end, the fund’s Investor Class year-to-date return was 5.42%.

Average Annual Total Returns For the calendar year ended December 31, 2016
Average Annual Total Returns - American Century Asset Allocation Portfolio - ONE CHOICE 2020 PORTFOLIO		Label	1 Year	5 Years	Since Inception		Inception Date
S&P Target Date Index To 2020		S&P Target Date To 2020 Index (reflects no deduction for fees, expenses or taxes)	6.52%	6.48%	4.35%		May 30, 2008
INVESTOR CLASS		Investor Class Return Before Taxes	6.07%	6.90%	4.82%		May 30, 2008
INVESTOR CLASS | After Taxes on Distributions		Return After Taxes on Distributions	5.13%	5.85%	3.96%		May 30, 2008
INVESTOR CLASS | After Taxes on Distributions and Sales		Return After Taxes on Distributions and Sale of Fund Shares	3.98%	5.19%	3.59%		May 30, 2008
I CLASS		I Class Return Before Taxes	6.19%	7.09%	5.02%		May 30, 2008
A CLASS	[1]	A Class1 Return Before Taxes	(0.35%)	5.35%	3.84%		May 30, 2008
C Class		C Class Return Before Taxes	4.90%	5.81%	3.78%	[2]	Mar. 01, 2010
R CLASS		R Class Return Before Taxes	5.45%	6.34%	4.29%		May 30, 2008
R6 CLASS	[3]	R6 Class3 Return Before Taxes	6.40%		4.97%		Oct. 23, 2017
[1]	Prior to March 1, 2010, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been restated to reflect this charge.
[2]	Historical performance for C Class prior to its inception is based on the performance of Investor Class shares. C Class performance has been adjusted to reflect differences in sales charges, if applicable, and expenses between classes.
[3]	Historical performance for the R6 Class prior to its inception reflects the performance of the R6 Class of the One Choice 2020 Portfolio R6. Such historical performance began on July 31, 2013. The R6 Class of the fund acquired all of the assets of the One Choice 2020 Portfolio R6 on October 20, 2017 pursuant to a reorganization.

The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

American Century Asset Allocation Portfolio | ONE CHOICE 2025 PORTFOLIO
One Choice 2025 Portfolio
Investment Objective
The fund seeks the highest total return consistent with its asset mix.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 67 of the fund’s prospectus, Appendix A of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - American Century Asset Allocation Portfolio - ONE CHOICE 2025 PORTFOLIO - USD ($)	INVESTOR CLASS	I CLASS [1]	A CLASS		C Class	R CLASS	R6 CLASS
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none	none	5.75%		none	none	none
Maximum Deferred Sales Charge (as a percentage)	none	none	none	[2]	1.00%	none	none
Maximum Account Fee	$ 25	none	none		none	none	none
[1]	Prior to April 10, 2017, this class was referred to as the Institutional Class.
[2]	Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses - American Century Asset Allocation Portfolio - ONE CHOICE 2025 PORTFOLIO		INVESTOR CLASS	I CLASS	A CLASS	C Class	R CLASS	R6 CLASS
Management Fees (as a percentage of Assets)		0.79%	0.61%	0.79%	0.79%	0.79%	0.54%
Distribution and Service (12b-1) Fees		none	none	0.25%	1.00%	0.50%	none
Other Expenses (as a percentage of Assets):	[1]	none	none	none	none	none	none
Acquired Fund Fees and Expenses	[1]	0.03%	0.03%	0.03%	0.03%	0.03%	0.03%
Expenses (as a percentage of Assets)		0.82%	0.64%	1.07%	1.82%	1.32%	0.57%
Fee Waiver or Reimbursement	[2]	none	none	none	none	none	none
Net Expenses (as a percentage of Assets)		0.79%	0.59%	1.04%	1.79%	1.29%	0.44%
[1]	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
[2]	The advisor has agreed to waive a portion of the fund’s management fee. The advisor expects this waiver to continue until October 20, 2018 and cannot terminate it prior to such date without the approval of the Board of Directors.

Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, and that you earn a 5% return each year. The example also assumes that the fund’s operating expenses remain the same except that it reflects the rate and duration of any fee waivers noted in the table above. You may be required to pay brokerage commissions on your purchases of Investor or I Class shares of the fund, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - American Century Asset Allocation Portfolio - ONE CHOICE 2025 PORTFOLIO - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
INVESTOR CLASS	81	259	453	1,011
I CLASS	60	200	352	794
A CLASS	675	893	1,129	1,803
C Class	182	571	983	2,132
R CLASS	132	416	721	1,587
R6 CLASS	45	170	306	702

Portfolio Turnover
Because the fund buys and sells shares of other American Century mutual funds (the underlying funds) directly from the issuers, the fund is not expected to incur transaction costs directly. However, as a shareholder in the underlying funds, the fund indirectly pays transaction costs, such as commissions, when the underlying funds buy and sell securities (or “turn over” their portfolios). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 11% of the average value of its portfolio.

Principal Investment Strategies
One Choice 2025 Portfolio is a “fund of funds,” meaning that it seeks to achieve its objective by investing in other American Century mutual funds (the underlying funds) that represent a variety of asset classes and investment styles. The underlying stock funds draw on growth, value and quantitative investment techniques and diversify investments among small, medium and large U.S. and foreign companies. The underlying bond funds invest in fixed-income securities that vary by issuer type (corporate and government), credit quality (investment-grade and high-yield or “junk bonds”) and geographic exposure (domestic and international). The following table indicates the fund’s neutral mix; that is, how the fund’s investments generally will be allocated among the major asset classes. The table also shows the neutral weightings of each underlying fund currently being used within the various asset classes. This information is as of December 1, 2016, except the allocation to NT High Income Fund was changed from an equivalent allocation to High-Yield Fund on May 19, 2017.

Equity Securities (Stock Funds)	52.90%
NT Core Equity Plus Fund	3.00%
NT Disciplined Growth Fund	2.10%
NT Emerging Markets Fund	1.75%
NT Equity Growth Fund	9.50%
NT Global Real Estate Fund	1.40%
NT Growth Fund	5.65%
NT Heritage Fund	3.65%
NT International Growth Fund	5.00%
NT International Small-Mid Cap Fund	0.50%
NT International Value Fund	3.25%
NT Large Company Value Fund	9.75%
NT Mid Cap Value Fund	5.75%
NT Small Company Fund	1.60%

Fixed-Income Securities (Bond Funds)	41.10%
Global Bond Fund	6.00%
NT High Income Fund	3.55%
Inflation-Adjusted Bond Fund	3.60%
International Bond Fund	4.20%
NT Diversified Bond Fund	20.20%
Short Duration Inflation Protection Bond Fund	3.55%

Cash Equivalents (Money Market Fund)	6.00%
U.S. Government Money Market Fund	6.00%

The target date in the fund name (2025) refers to the approximate year an investor plans to retire and likely would stop making new investments in the fund. The fund assumes a retirement age of 65 and may not be appropriate for an investor who plans to retire at or near the target date, but at an age well before or after 65. As the target date approaches, the fund’s neutral mix will become more conservative by decreasing the allocation to stocks and increasing the allocation to bonds and cash. By the time the fund reaches its target date, the neutral mix will become fixed and match that of One Choice In Retirement Portfolio, which is currently 45% stock funds, 45% bond funds and 10% money market funds. The fund is designed for investors who plan to withdraw the value of their account gradually after retirement. The following chart shows how the neutral mix is expected to change over time according to a predetermined glide path.
The portfolio managers regularly review the fund’s allocations to determine whether rebalancing is appropriate. In order to better balance risks in changing market environments, the portfolio managers may make modest deviations from the neutral mix in light of prevailing market conditions. We reserve the right to modify the neutral mix and underlying funds from time to time should circumstances warrant a change.

Principal Risks

•
Allocation Risk – The fund’s performance and risks depend in part on the managers’ skill in determining the fund’s neutral mix, selecting and weighting the underlying funds, and implementing any deviations from the neutral mix. The managers’ evaluations and assumptions regarding asset classes or underlying funds may differ from actual market conditions.

•
Fund of Funds Risks – The fund’s performance and risks reflect the performance and risks of the underlying American Century Investments funds in which it invests. The fund’s investment in other American Century Investments funds may create a conflict of interest for the fund’s advisor.

•
“Growth” and “Value” Style Risks – The underlying funds represent a mix of investment styles, each of which has risks associated with it. Growth stocks can be volatile and may lack dividends that can cushion share prices during market declines. Value stocks may continue to be undervalued by the market for long periods of time.

•
Small- and Mid-Cap Stock Risks – Stocks of smaller companies may be more volatile than larger-company stocks. Smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies, which could lead to higher transaction costs. To the extent an underlying fund invests in these companies, it may take on more risk.

•
Interest Rate Risk – Generally, when interest rates rise, the value of an underlying fund’s fixed-income securities will decline. The opposite is true when interest rates decline. Underlying funds with longer weighted average maturities are more sensitive to interest rate changes. A period of rising interest rates may negatively affect the performance of underlying fixed-income funds.

•
Credit Risk – The value of an underlying fund’s fixed-income securities will be affected adversely by any erosion in the ability of the issuers of these securities to make interest and principal payments as they become due. Changes in the credit rating of a fixed-income security held by an underlying fund could have a similar effect.

•
Foreign Securities Risk – Some of the underlying funds invest in foreign securities, which are generally riskier than U.S. securities. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities. Fluctuations in currency exchange rates also may affect an underlying fund’s share price.

•
High-Yield Securities Risk – Some of the underlying funds may invest in high-yield securities, which are considered to have speculative characteristics and are more likely to be negatively affected by changes in economic conditions.

•
Tobacco Exclusion – The underlying funds do not invest in securities issued by companies assigned the Global Industry Classification Standard (GICS) or the Bloomberg Industry Classification Standard (BICS) for the tobacco industry. This exclusion may cause an underlying fund to forego profitable investment opportunities.

•
Market Risk – The value of the fund’s shares will go up and down based on the performance of the underlying funds in which it invests. The value of the underlying funds’ shares will, in turn, fluctuate based on the performance of the securities they own and other factors generally affecting the securities market.

•
Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund, including losses near to, at, or after retirement. There is no guarantee that the fund will provide adequate income at or through your retirement.

An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Fund Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, including yields, please visit americancentury.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Calendar Year Total Returns

Highest Performance Quarter (3Q 2009): 11.70% Lowest Performance Quarter (4Q 2008): -13.92%
As of June 30, 2017, the most recent calendar quarter end, the fund’s Investor Class year-to-date return was 6.15%.

Average Annual Total Returns For the calendar year ended December 31, 2016
Average Annual Total Returns - American Century Asset Allocation Portfolio - ONE CHOICE 2025 PORTFOLIO		Label	1 Year	5 Years	10 Years		Since Inception	Inception Date
S&P Target To 2025 Index	[1]	S&P Target Date To 2025 Index4 (reflects no deduction for fees, expenses or taxes)	7.17%	7.24%
S&P Target 2025 Index		S&P Target Date 2025 Index (reflects no deduction for fees, expenses or taxes)	7.82%	8.37%	4.78%
INVESTOR CLASS		Investor Class Return Before Taxes	6.20%	7.40%	4.98%			Aug. 31, 2004
INVESTOR CLASS | After Taxes on Distributions		Return After Taxes on Distributions	5.29%	6.26%	4.02%			Aug. 31, 2004
INVESTOR CLASS | After Taxes on Distributions and Sales		Return After Taxes on Distributions and Sale of Fund Shares	4.08%	5.59%	3.69%			Aug. 31, 2004
I CLASS		I Class Return Before Taxes	6.42%	7.61%	5.18%			Aug. 31, 2004
A CLASS	[2]	A Class1 Return Before Taxes	(0.08%)	5.88%	4.10%			Aug. 31, 2004
C Class		C Class Return Before Taxes	5.13%	6.32%	3.94%	[3]		Mar. 01, 2010
R CLASS		R Class Return Before Taxes	5.68%	6.86%	4.46%			Aug. 31, 2004
R6 CLASS	[4]	R6 Class3 Return Before Taxes	6.48%				5.30%	Oct. 23, 2017
[1]	Because the S&P Target Date To 2025 Index total return data is first available as of May 31, 2007, returns for the S&P Target Date 2025 Index are also shown to cover the 10-year period.
[2]	Prior to March 1, 2010, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been restated to reflect this charge.
[3]	Historical performance for C Class prior to its inception is based on the performance of Investor Class shares. C Class performance has been adjusted to reflect differences in sales charges, if applicable, and expenses between classes.
[4]	Historical performance for the R6 Class prior to its inception reflects the performance of the R6 Class of the One Choice 2025 Portfolio R6. Such historical performance began on July 31, 2013. The R6 Class of the fund acquired all of the assets of the One Choice 2025 Portfolio R6 on October 20, 2017 pursuant to a reorganization.

American Century Asset Allocation Portfolio | ONE CHOICE 2030 PORTFOLIO
One Choice 2030 Portfolio
Investment Objective
The fund seeks the highest total return consistent with its asset mix.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 67 of the fund’s prospectus, Appendix A of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - American Century Asset Allocation Portfolio - ONE CHOICE 2030 PORTFOLIO - USD ($)	INVESTOR CLASS	I CLASS [1]	A CLASS		C Class	R CLASS	R6 CLASS
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none	none	5.75%		none	none	none
Maximum Deferred Sales Charge (as a percentage)	none	none	none	[2]	1.00%	none	none
Maximum Account Fee	$ 25	none	none		none	none	none
[1]	Prior to April 10, 2017, this class was referred to as the Institutional Class.
[2]	Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses - American Century Asset Allocation Portfolio - ONE CHOICE 2030 PORTFOLIO		INVESTOR CLASS	I CLASS	A CLASS	C Class	R CLASS	R6 CLASS
Management Fees (as a percentage of Assets)		0.82%	0.63%	0.82%	0.82%	0.82%	0.55%
Distribution and Service (12b-1) Fees		none	none	0.25%	1.00%	0.50%	none
Other Expenses (as a percentage of Assets):	[1]	none	none	none	none	none	none
Acquired Fund Fees and Expenses	[1]	0.03%	0.03%	0.03%	0.03%	0.03%	0.03%
Expenses (as a percentage of Assets)		0.85%	0.66%	1.10%	1.85%	1.35%	0.58%
Fee Waiver or Reimbursement	[2]	none	none	none	none	none	none
Net Expenses (as a percentage of Assets)		0.81%	0.61%	1.06%	1.81%	1.31%	0.46%
[1]	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
[2]	The advisor has agreed to waive a portion of the fund’s management fee. The advisor expects this waiver to continue until October 20, 2018 and cannot terminate it prior to such date without the approval of the Board of Directors.

Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, and that you earn a 5% return each year. The example also assumes that the fund’s operating expenses remain the same except that it reflects the rate and duration of any fee waivers noted in the table above. You may be required to pay brokerage commissions on your purchases of Investor or I Class shares of the fund, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - American Century Asset Allocation Portfolio - ONE CHOICE 2030 PORTFOLIO - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
INVESTOR CLASS	83	268	468	1,046
I CLASS	62	207	363	818
A CLASS	677	901	1,143	1,835
C Class	184	579	998	2,163
R CLASS	134	424	736	1,620
R6 CLASS	47	174	312	715

Portfolio Turnover
Because the fund buys and sells shares of other American Century mutual funds (the underlying funds) directly from the issuers, the fund is not expected to incur transaction costs directly. However, as a shareholder in the underlying funds, the fund indirectly pays transaction costs, such as commissions, when the underlying funds buy and sell securities (or “turn over” their portfolios). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 10% of the average value of its portfolio.

Principal Investment Strategies
One Choice 2030 Portfolio is a “fund of funds,” meaning that it seeks to achieve its objective by investing in other American Century mutual funds (the underlying funds) that represent a variety of asset classes and investment styles. The underlying stock funds draw on growth, value and quantitative investment techniques and diversify investments among small, medium and large U.S. and foreign companies. The underlying bond funds invest in fixed-income securities that vary by issuer type (corporate and government), credit quality (investment-grade and high-yield or “junk bonds”) and geographic exposure (domestic and international). The following table indicates the fund’s neutral mix; that is, how the fund’s investments generally will be allocated among the major asset classes. The table also shows the neutral weightings of each underlying fund currently being used within the various asset classes. This information is as of December 1, 2016, except the allocation to NT High Income Fund was changed from an equivalent allocation to High-Yield Fund on May 19, 2017.

Equity Securities (Stock Funds)	58.60%
NT Core Equity Plus Fund	3.00%
NT Disciplined Growth Fund	2.48%
NT Emerging Markets Fund	2.55%
NT Equity Growth Fund	9.35%
NT Global Real Estate Fund	1.65%
NT Growth Fund	6.76%
NT Heritage Fund	4.34%
NT International Growth Fund	5.48%
NT International Small-Mid Cap Fund	0.81%
NT International Value Fund	3.88%
NT Large Company Value Fund	10.10%
NT Mid Cap Value Fund	6.00%
NT Small Company Fund	2.20%

Fixed-Income Securities (Bond Funds)	36.40%
Global Bond Fund	5.38%
NT High Income Fund	3.30%
Inflation-Adjusted Bond Fund	4.60%
International Bond Fund	2.80%
NT Diversified Bond Fund	18.32%
Short Duration Inflation Protection Bond Fund	2.00%

Cash Equivalents (Money Market Fund)	5.00%
U.S. Government Money Market Fund	5.00%

The target date in the fund name (2030) refers to the approximate year an investor plans to retire and likely would stop making new investments in the fund. The fund assumes a retirement age of 65 and may not be appropriate for an investor who plans to retire at or near the target date, but at an age well before or after 65. As the target date approaches, the fund’s neutral mix will become more conservative by decreasing the allocation to stocks and increasing the allocation to bonds and cash. By the time the fund reaches its target date, the neutral mix will become fixed and match that of One Choice In Retirement Portfolio, which is currently 45% stock funds, 45% bond funds and 10% money market funds. The fund is designed for investors who plan to withdraw the value of their account gradually after retirement. The following chart shows how the neutral mix is expected to change over time according to a predetermined glide path.
The portfolio managers regularly review the fund’s allocations to determine whether rebalancing is appropriate. In order to better balance risks in changing market environments, the portfolio managers may make modest deviations from the neutral mix in light of prevailing market conditions. We reserve the right to modify the neutral mix and underlying funds from time to time should circumstances warrant a change.

Principal Risks

•
Allocation Risk – The fund’s performance and risks depend in part on the managers’ skill in determining the fund’s neutral mix, selecting and weighting the underlying funds, and implementing any deviations from the neutral mix. The managers’ evaluations and assumptions regarding asset classes or underlying funds may differ from actual market conditions.

•
Fund of Funds Risks – The fund’s performance and risks reflect the performance and risks of the underlying American Century Investments funds in which it invests. The fund’s investment in other American Century Investments funds may create a conflict of interest for the fund’s advisor.

•
“Growth” and “Value” Style Risks – The underlying funds represent a mix of investment styles, each of which has risks associated with it. Growth stocks can be volatile and may lack dividends that can cushion share prices during market declines. Value stocks may continue to be undervalued by the market for long periods of time.

•
Small- and Mid-Cap Stock Risks – Stocks of smaller companies may be more volatile than larger-company stocks. Smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies, which could lead to higher transaction costs. To the extent an underlying fund invests in these companies, it may take on more risk.

•
Interest Rate Risk – Generally, when interest rates rise, the value of an underlying fund’s fixed-income securities will decline. The opposite is true when interest rates decline. Underlying funds with longer weighted average maturities are more sensitive to interest rate changes. A period of rising interest rates may negatively affect the performance of underlying fixed-income funds.

•
Credit Risk – The value of an underlying fund’s fixed-income securities will be affected adversely by any erosion in the ability of the issuers of these securities to make interest and principal payments as they become due. Changes in the credit rating of a fixed-income security held by an underlying fund could have a similar effect.

•
Foreign Securities Risk – Some of the underlying funds invest in foreign securities, which are generally riskier than U.S. securities. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities. Fluctuations in currency exchange rates also may affect an underlying fund’s share price. Investing in securities of companies located in emerging market countries is generally riskier than investing in securities of companies located in developed foreign countries.

•
High-Yield Securities Risk – Some of the underlying funds may invest in high-yield securities, which are considered to have speculative characteristics and are more likely to be negatively affected by changes in economic conditions.

•
Tobacco Exclusion – The underlying funds do not invest in securities issued by companies assigned the Global Industry Classification Standard (GICS) or the Bloomberg Industry Classification Standard (BICS) for the tobacco industry. This exclusion may cause an underlying fund to forego profitable investment opportunities.

•
Market Risk – The value of the fund’s shares will go up and down based on the performance of the underlying funds in which it invests. The value of the underlying funds’ shares will, in turn, fluctuate based on the performance of the securities they own and other factors generally affecting the securities market.

•
Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund, including losses near to, at, or after retirement. There is no guarantee that the fund will provide adequate income at or through your retirement.

An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Fund Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, including yields, please visit americancentury.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Calendar Year Total Returns

Highest Performance Quarter (3Q 2009): 12.53% Lowest Performance Quarter (3Q 2011): -10.33%
As of June 30, 2017, the most recent calendar quarter end, the fund’s Investor Class year-to-date return was 6.62%.

Average Annual Total Returns For the calendar year ended December 31, 2016
Average Annual Total Returns - American Century Asset Allocation Portfolio - ONE CHOICE 2030 PORTFOLIO		Label	1 Year	5 Years	Since Inception		Inception Date
S&P Target Date To 2030		S&P Target Date To 2030 Index (reflects no deduction for fees, expenses or taxes)	7.75%	7.95%	4.53%		May 30, 2008
INVESTOR CLASS		Investor Class Return Before Taxes	6.41%	8.01%	4.96%		May 30, 2008
INVESTOR CLASS | After Taxes on Distributions		Return After Taxes on Distributions	5.54%	6.92%	4.14%		May 30, 2008
INVESTOR CLASS | After Taxes on Distributions and Sales		Return After Taxes on Distributions and Sale of Fund Shares	4.21%	6.11%	3.74%		May 30, 2008
I CLASS		I Class Return Before Taxes	6.63%	8.23%	5.16%		May 30, 2008
A CLASS	[1]	A Class1 Return Before Taxes	(0.06%)	6.46%	3.96%		May 30, 2008
C Class		C Class Return Before Taxes	5.34%	6.93%	3.91%	[2]	Mar. 01, 2010
R CLASS		R Class Return Before Taxes	5.89%	7.47%	4.42%		May 30, 2008
R6 CLASS	[3]	R6 Class3 Return Before Taxes	6.74%		5.62%		Oct. 23, 2017
[1]	Prior to March 1, 2010, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been restated to reflect this charge.
[2]	Historical performance for C Class prior to its inception is based on the performance of Investor Class shares. C Class performance has been adjusted to reflect differences in sales charges, if applicable, and expenses between classes.
[3]	Historical performance for the R6 Class prior to its inception reflects the performance of the R6 Class of the One Choice 2030 Portfolio R6. Such historical performance began on July 31, 2013. The R6 Class of the fund acquired all of the assets of the One Choice 2030 Portfolio R6 on October 20, 2017 pursuant to a reorganization.

The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

American Century Asset Allocation Portfolio | ONE CHOICE 2035 PORTFOLIO
One Choice 2035 Portfolio
Investment Objective
The fund seeks the highest total return consistent with its asset mix.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 67 of the fund’s prospectus, Appendix A of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - American Century Asset Allocation Portfolio - ONE CHOICE 2035 PORTFOLIO - USD ($)	INVESTOR CLASS	I CLASS [1]	A CLASS		C Class	R CLASS	R6 CLASS
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none	none	5.75%		none	none	none
Maximum Deferred Sales Charge (as a percentage)	none	none	none	[2]	1.00%	none	none
Maximum Account Fee	$ 25	none	none		none	none	none
[1]	Prior to April 10, 2017, this class was referred to as the Institutional Class.
[2]	Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses - American Century Asset Allocation Portfolio - ONE CHOICE 2035 PORTFOLIO		INVESTOR CLASS	I CLASS	A CLASS	C Class	R CLASS	R6 CLASS
Management Fees (as a percentage of Assets)		0.84%	0.65%	0.84%	0.84%	0.84%	0.57%
Distribution and Service (12b-1) Fees		none	none	0.25%	1.00%	0.50%	none
Other Expenses (as a percentage of Assets):	[1]	none	none	none	none	none	none
Acquired Fund Fees and Expenses	[1]	0.03%	0.03%	0.03%	0.03%	0.03%	0.03%
Expenses (as a percentage of Assets)		0.87%	0.68%	1.12%	1.87%	1.37%	0.60%
Fee Waiver or Reimbursement	[2]	none	none	none	none	none	none
Net Expenses (as a percentage of Assets)		0.84%	0.64%	1.09%	1.84%	1.34%	0.49%
[1]	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
[2]	The advisor has agreed to waive a portion of the fund’s management fee. The advisor expects this waiver to continue until October 20, 2018 and cannot terminate it prior to such date without the approval of the Board of Directors.

Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, and that you earn a 5% return each year. The example also assumes that the fund’s operating expenses remain the same except that it reflects the rate and duration of any fee waivers noted in the table above. You may be required to pay brokerage commissions on your purchases of Investor or I Class shares of the fund, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - American Century Asset Allocation Portfolio - ONE CHOICE 2035 PORTFOLIO - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
INVESTOR CLASS	86	275	480	1,070
I CLASS	66	214	375	843
A CLASS	680	908	1,154	1,857
C Class	187	586	1,009	2,185
R CLASS	137	432	748	1,643
R6 CLASS	50	181	324	740

Portfolio Turnover
Because the fund buys and sells shares of other American Century mutual funds (the underlying funds) directly from the issuers, the fund is not expected to incur transaction costs directly. However, as a shareholder in the underlying funds, the fund indirectly pays transaction costs, such as commissions, when the underlying funds buy and sell securities (or “turn over” their portfolios). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 8% of the average value of its portfolio.

Principal Investment Strategies
One Choice 2035 Portfolio is a “fund of funds,” meaning that it seeks to achieve its objective by investing in other American Century mutual funds (the underlying funds) that represent a variety of asset classes and investment styles. The underlying stock funds draw on growth, value and quantitative investment techniques and diversify investments among small, medium and large U.S. and foreign companies. The underlying bond funds invest in fixed-income securities that vary by issuer type (corporate and government), credit quality (investment-grade and high-yield or “junk bonds”) and geographic exposure (domestic and international). The following table indicates the fund’s neutral mix; that is, how the fund’s investments generally will be allocated among the major asset classes. The table also shows the neutral weightings of each underlying fund currently being used within the various asset classes. This information is as of December 1, 2016, except the allocation to NT High Income Fund was changed from an equivalent allocation to High-Yield Fund on May 19, 2017.

Equity Securities (Stock Funds)	64.50%
NT Core Equity Plus Fund	3.25%
NT Disciplined Growth Fund	2.85%
NT Emerging Markets Fund	3.00%
NT Equity Growth Fund	9.25%
NT Global Real Estate Fund	1.90%
NT Growth Fund	8.39%
NT Heritage Fund	4.53%
NT International Growth Fund	6.25%
NT International Small-Mid Cap Fund	1.13%
NT International Value Fund	4.50%
NT Large Company Value Fund	10.50%
NT Mid Cap Value Fund	6.00%
NT Small Company Fund	2.95%

Fixed-Income Securities (Bond Funds)	30.50%
Global Bond Fund	4.75%
NT High Income Fund	3.00%
Inflation-Adjusted Bond Fund	5.25%
International Bond Fund	0.80%
NT Diversified Bond Fund	16.05%
Short Duration Inflation Protection Bond Fund	0.65%

Cash Equivalents (Money Market Fund)	5.00%
U.S. Government Money Market Fund	5.00%

The target date in the fund name (2035) refers to the approximate year an investor plans to retire and likely would stop making new investments in the fund. The fund assumes a retirement age of 65 and may not be appropriate for an investor who plans to retire at or near the target date, but at an age well before or after 65. As the target date approaches, the fund’s neutral mix will become more conservative by decreasing the allocation to stocks and increasing the allocation to bonds and cash. By the time the fund reaches its target date, the neutral mix will become fixed and match that of One Choice In Retirement Portfolio, which is currently 45% stock funds, 45% bond funds and 10% money market funds. The fund is designed for investors who plan to withdraw the value of their account gradually after retirement. The following chart shows how the neutral mix is expected to change over time according to a predetermined glide path.The portfolio managers regularly review the fund’s allocations to determine whether rebalancing is appropriate. In order to better balance risks in changing market environments, the portfolio managers may make modest deviations from the neutral mix in light of prevailing market conditions. We reserve the right to modify the neutral mix and underlying funds from time to time should circumstances warrant a change.

Principal Risks

•
Allocation Risk – The fund’s performance and risks depend in part on the managers’ skill in determining the fund’s neutral mix, selecting and weighting the underlying funds, and implementing any deviations from the neutral mix. The managers’ evaluations and assumptions regarding asset classes or underlying funds may differ from actual market conditions.

•
Fund of Funds Risks – The fund’s performance and risks reflect the performance and risks of the underlying American Century Investments funds in which it invests. The fund’s investment in other American Century Investments funds may create a conflict of interest for the fund’s advisor.

•
“Growth” and “Value” Style Risks – The underlying funds represent a mix of investment styles, each of which has risks associated with it. Growth stocks can be volatile and may lack dividends that can cushion share prices during market declines. Value stocks may continue to be undervalued by the market for long periods of time.

•
Small- and Mid-Cap Stock Risks – Stocks of smaller companies may be more volatile than larger-company stocks. Smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies, which could lead to higher transaction costs. To the extent an underlying fund invests in these companies, it may take on more risk.

•
Interest Rate Risk – Generally, when interest rates rise, the value of an underlying fund’s fixed-income securities will decline. The opposite is true when interest rates decline. Underlying funds with longer weighted average maturities are more sensitive to interest rate changes. A period of rising interest rates may negatively affect the performance of underlying fixed-income funds.

•
Credit Risk – The value of an underlying fund’s fixed-income securities will be affected adversely by any erosion in the ability of the issuers of these securities to make interest and principal payments as they become due. Changes in the credit rating of a fixed-income security held by an underlying fund could have a similar effect.

•
Foreign Securities Risk – Some of the underlying funds invest in foreign securities, which are generally riskier than U.S. securities. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities. Fluctuations in currency exchange rates also may affect an underlying fund’s share price. Investing in securities of companies located in emerging market countries is generally riskier than investing in securities of companies located in developed foreign countries.

•
Emerging Market Risk - Investing in securities of companies located in emerging market countries generally is also riskier than investing in securities of companies located in foreign developed countries. Emerging market countries may have unstable governments and/or economies that are subject to sudden change. These changes may be magnified by the countries’ emergent financial markets, resulting in significant volatility to investments in these countries.

•
Real Estate Investing - An investment in the fund may be subject to many of the same risks as a direct investment in real estate. These risks include changes in economic conditions, interest rates, property values, property tax increases, overbuilding and increased competition, environmental contamination, zoning and natural disasters. This is due to the fact that the value of the fund’s investments may be affected by the value of the real estate owned by the companies in which it invests.

•
Tobacco Exclusion – The underlying funds do not invest in securities issued by companies assigned the Global Industry Classification Standard (GICS) or the Bloomberg Industry Classification Standard (BICS) for the tobacco industry. This exclusion may cause an underlying fund to forego profitable investment opportunities.

•
Market Risk – The value of the fund’s shares will go up and down based on the performance of the underlying funds in which it invests. The value of the underlying funds’ shares will, in turn, fluctuate based on the performance of the securities they own and other factors generally affecting the securities market.

•
Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund, including losses near to, at, or after retirement. There is no guarantee that the fund will provide adequate income at or through your retirement.

An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Fund Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, including yields, please visit americancentury.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Calendar Year Total Returns

Highest Performance Quarter (3Q 2009): 13.46% Lowest Performance Quarter (4Q 2008): -17.42%
As of June 30, 2017, the most recent calendar quarter end, the fund’s Investor Class year-to-date return was 7.20%.

Average Annual Total Returns For the calendar year ended December 31, 2016
Average Annual Total Returns - American Century Asset Allocation Portfolio - ONE CHOICE 2035 PORTFOLIO		Label	1 Year	5 Years	10 Years		Since Inception	Inception Date
S&P Target Date To 2035	[1]	S&P Target Date To 2035 Index4 (reflects no deduction for fees, expenses or taxes)	8.27%	8.55%
S&P Target Date 2035		S&P Target Date 2035 Index (reflects no deduction for fees, expenses or taxes)	8.85%	9.59%	4.86%
INVESTOR CLASS		Investor Class Return Before Taxes	6.54%	8.68%	5.17%			Aug. 31, 2004
INVESTOR CLASS | After Taxes on Distributions		Return After Taxes on Distributions	5.61%	7.48%	4.25%			Aug. 31, 2004
INVESTOR CLASS | After Taxes on Distributions and Sales		Return After Taxes on Distributions and Sale of Fund Shares	4.36%	6.65%	3.90%			Aug. 31, 2004
I CLASS		I Class Return Before Taxes	6.75%	8.89%	5.38%			Aug. 31, 2004
A CLASS	[2]	A Class1 Return Before Taxes	0.13%	7.13%	4.29%			Aug. 31, 2004
C Class		C Class Return Before Taxes	5.46%	7.59%	4.12%	[3]		Mar. 01, 2010
R CLASS		R Class Return Before Taxes	6.08%	8.15%	4.65%			Aug. 31, 2004
R6 CLASS	[4]	R6 Class3 Return Before Taxes	6.95%				6.04%	Oct. 23, 2017
[1]	Because the S&P Target Date To 2035 Index total return data is first available as of May 31, 2007, returns for the S&P Target Date 2035 Index are also shown to cover the 10-year period.
[2]	Prior to March 1, 2010, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been restated to reflect this charge.
[3]	Historical performance for C Class prior to its inception is based on the performance of Investor Class shares. C Class performance has been adjusted to reflect differences in sales charges, if applicable, and expenses between classes.
[4]	Historical performance for the R6 Class prior to its inception reflects the performance of the R6 Class of the One Choice 2035 Portfolio R6. Such historical performance began on July 31, 2013. The R6 Class of the fund acquired all of the assets of the One Choice 2035 Portfolio R6 on October 20, 2017 pursuant to a reorganization.

The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

American Century Asset Allocation Portfolio | ONE CHOICE 2040 PORTFOLIO
One Choice 2040 Portfolio
Investment Objective
The fund seeks the highest total return consistent with its asset mix.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 67 of the fund’s prospectus, Appendix A of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - American Century Asset Allocation Portfolio - ONE CHOICE 2040 PORTFOLIO - USD ($)	INVESTOR CLASS	I CLASS [1]	A CLASS		C Class	R CLASS	R6 CLASS
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none	none	5.75%		none	none	none
Maximum Deferred Sales Charge (as a percentage)	none	none	none	[2]	1.00%	none	none
Maximum Account Fee	$ 25	none	none		none	none	none
[1]	Prior to April 10, 2017, this class was referred to as the Institutional Class.
[2]	Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses - American Century Asset Allocation Portfolio - ONE CHOICE 2040 PORTFOLIO		INVESTOR CLASS	I CLASS	A CLASS	C Class	R CLASS	R6 CLASS
Management Fees (as a percentage of Assets)		0.86%	0.67%	0.86%	0.86%	0.86%	0.58%
Distribution and Service (12b-1) Fees		none	none	0.25%	1.00%	0.50%	none
Other Expenses (as a percentage of Assets):	[1]	none	none	none	none	none	none
Acquired Fund Fees and Expenses	[1]	0.03%	0.03%	0.03%	0.03%	0.03%	0.03%
Expenses (as a percentage of Assets)		0.89%	0.70%	1.14%	1.89%	1.39%	0.61%
Fee Waiver or Reimbursement	[2]	none	none	none	none	none	none
Net Expenses (as a percentage of Assets)		0.86%	0.66%	1.11%	1.86%	1.36%	0.51%
[1]	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
[2]	The advisor has agreed to waive a portion of the fund’s management fee. The advisor expects this waiver to continue until October 20, 2018 and cannot terminate it prior to such date without the approval of the Board of Directors.

Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, and that you earn a 5% return each year. The example also assumes that the fund’s operating expenses remain the same except that it reflects the rate and duration of any fee waivers noted in the table above. You may be required to pay brokerage commissions on your purchases of Investor or I Class shares of the fund, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - American Century Asset Allocation Portfolio - ONE CHOICE 2040 PORTFOLIO - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
INVESTOR CLASS	88	281	491	1,094
I CLASS	68	220	386	867
A CLASS	682	914	1,164	1,879
C Class	189	592	1,019	2,206
R CLASS	139	438	758	1,665
R6 CLASS	52	186	331	753

Portfolio Turnover
Because the fund buys and sells shares of other American Century mutual funds (the underlying funds) directly from the issuers, the fund is not expected to incur transaction costs directly. However, as a shareholder in the underlying funds, the fund indirectly pays transaction costs, such as commissions, when the underlying funds buy and sell securities (or “turn over” their portfolios). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 8% of the average value of its portfolio.

Principal Investment Strategies
One Choice 2040 Portfolio is a “fund of funds,” meaning that it seeks to achieve its objective by investing in other American Century mutual funds (the underlying funds) that represent a variety of asset classes and investment styles. The underlying stock funds draw on growth, value and quantitative investment techniques and diversify investments among small, medium and large U.S. and foreign companies. The underlying bond funds invest in fixed-income securities that vary by issuer type (corporate and government), credit quality (investment-grade and high-yield or “junk bonds”) and geographic exposure (domestic and international). The following table indicates the fund’s neutral mix; that is, how the fund’s investments generally will be allocated among the major asset classes. The table also shows the neutral weightings of each underlying fund currently being used within the various asset classes. This information is as of December 1, 2016, except the allocation to NT High Income Fund was changed from an equivalent allocation to High-Yield Fund on May 19, 2017.

Equity Securities (Stock Funds)	70.80%
NT Core Equity Plus Fund	3.25%
NT Disciplined Growth Fund	3.08%
NT Emerging Markets Fund	3.75%
NT Equity Growth Fund	9.75%
NT Global Real Estate Fund	2.15%
NT Growth Fund	9.38%
NT Heritage Fund	5.46%
NT International Growth Fund	6.68%
NT International Small-Mid Cap Fund	1.44%
NT International Value Fund	4.86%
NT Large Company Value Fund	11.54%
NT Mid Cap Value Fund	6.31%
NT Small Company Fund	3.15%

Fixed-Income Securities (Bond Funds)	25.70%
Global Bond Fund	4.28%
NT High Income Fund	2.55%
Inflation-Adjusted Bond Fund	5.15%
NT Diversified Bond Fund	13.72%

Cash Equivalents (Money Market Fund)	3.50%
U.S. Government Money Market Fund	3.50%

The target date in the fund name (2040) refers to the approximate year an investor plans to retire and likely would stop making new investments in the fund. The fund assumes a retirement age of 65 and may not be appropriate for an investor who plans to retire at or near the target date, but at an age well before or after 65. As the target date approaches, the fund’s neutral mix will become more conservative by decreasing the allocation to stocks and increasing the allocation to bonds and cash. By the time the fund reaches its target date, the neutral mix will become fixed and match that of One Choice In Retirement Portfolio, which is currently 45% stock funds, 45% bond funds and 10% money market funds. The fund is designed for investors who plan to withdraw the value of their account gradually after retirement. The following chart shows how the neutral mix is expected to change over time according to a predetermined glide path.
The portfolio managers regularly review the fund’s allocations to determine whether rebalancing is appropriate. In order to better balance risks in changing market environments, the portfolio managers may make modest deviations from the neutral mix in light of prevailing market conditions. We reserve the right to modify the neutral mix and underlying funds from time to time should circumstances warrant a change.

Principal Risks

•
Allocation Risk – The fund’s performance and risks depend in part on the managers’ skill in determining the fund’s neutral mix, selecting and weighting the underlying funds, and implementing any deviations from the neutral mix. The managers’ evaluations and assumptions regarding asset classes or underlying funds may differ from actual market conditions.

•
Fund of Funds Risks – The fund’s performance and risks reflect the performance and risks of the underlying American Century Investments funds in which it invests. The fund’s investment in other American Century Investments funds may create a conflict of interest for the fund’s advisor.

•
“Growth” and “Value” Style Risks – The underlying funds represent a mix of investment styles, each of which has risks associated with it. Growth stocks can be volatile and may lack dividends that can cushion share prices during market declines. Value stocks may continue to be undervalued by the market for long periods of time.

•
Small- and Mid-Cap Stock Risks – Stocks of smaller companies may be more volatile than larger-company stocks. Smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies, which could lead to higher transaction costs. To the extent an underlying fund invests in these companies, it may take on more risk.

•
Interest Rate Risk – Generally, when interest rates rise, the value of an underlying fund’s fixed-income securities will decline. The opposite is true when interest rates decline. Underlying funds with longer weighted average maturities are more sensitive to interest rate changes. A period of rising interest rates may negatively affect the performance of underlying fixed-income funds.

•
Credit Risk – The value of an underlying fund’s fixed-income securities will be affected adversely by any erosion in the ability of the issuers of these securities to make interest and principal payments as they become due. Changes in the credit rating of a fixed-income security held by an underlying fund could have a similar effect.

•
Foreign Securities Risk – Some of the underlying funds invest in foreign securities, which are generally riskier than U.S. securities. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities. Fluctuations in currency exchange rates also may affect an underlying fund’s share price. Investing in securities of companies located in emerging market countries is generally riskier than investing in securities of companies located in developed foreign countries.

•
Emerging Market Risk - Investing in securities of companies located in emerging market countries generally is also riskier than investing in securities of companies located in foreign developed countries. Emerging market countries may have unstable governments and/or economies that are subject to sudden change. These changes may be magnified by the countries’ emergent financial markets, resulting in significant volatility to investments in these countries.

•
Real Estate Investing - An investment in the fund may be subject to many of the same risks as a direct investment in real estate. These risks include changes in economic conditions, interest rates, property values, property tax increases, overbuilding and increased competition, environmental contamination, zoning and natural disasters. This is due to the fact that the value of the fund’s investments may be affected by the value of the real estate owned by the companies in which it invests.

•
Tobacco Exclusion – The underlying funds do not invest in securities issued by companies assigned the Global Industry Classification Standard (GICS) or the Bloomberg Industry Classification Standard (BICS) for the tobacco industry. This exclusion may cause an underlying fund to forego profitable investment opportunities.

•
Market Risk – The value of the fund’s shares will go up and down based on the performance of the underlying funds in which it invests. The value of the underlying funds’ shares will, in turn, fluctuate based on the performance of the securities they own and other factors generally affecting the securities market.

•
Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund, including losses near to, at, or after retirement. There is no guarantee that the fund will provide adequate income at or through your retirement.

An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Fund Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, including yields, please visit americancentury.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Calendar Year Total Returns

Highest Performance Quarter (2Q 2009): 14.38% Lowest Performance Quarter (3Q 2011): -12.68%
As of June 30, 2017, the most recent calendar quarter end, the fund’s Investor Class year-to-date return was 7.81%.

Average Annual Total Returns For the calendar year ended December 31, 2016
Average Annual Total Returns - American Century Asset Allocation Portfolio - ONE CHOICE 2040 PORTFOLIO		Label	1 Year	5 Years	Since Inception		Inception Date
S&P Target Date To 2040		S&P Target Date To 2040 Index (reflects no deduction for fees, expenses or taxes)	8.77%	9.09%	4.71%		May 30, 2008
INVESTOR CLASS		Investor Class Return Before Taxes	6.80%	9.29%	5.41%		May 30, 2008
INVESTOR CLASS | After Taxes on Distributions		Return After Taxes on Distributions	5.87%	8.17%	4.60%		May 30, 2008
INVESTOR CLASS | After Taxes on Distributions and Sales		Return After Taxes on Distributions and Sale of Fund Shares	4.55%	7.17%	4.14%		May 30, 2008
I CLASS		I Class Return Before Taxes	7.11%	9.52%	5.62%		May 30, 2008
A CLASS	[1]	A Class1 Return Before Taxes	0.41%	7.74%	4.42%		May 30, 2008
C Class		C Class Return Before Taxes	5.72%	8.21%	4.35%	[2]	Mar. 01, 2010
R CLASS		R Class Return Before Taxes	6.36%	8.75%	4.88%		May 30, 2008
R6 CLASS	[3]	R6 Class3 Return Before Taxes	7.23%		6.41%		Oct. 23, 2017
[1]	Prior to March 1, 2010, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been restated to reflect this charge.
[2]	Historical performance for C Class prior to its inception is based on the performance of Investor Class shares. C Class performance has been adjusted to reflect differences in sales charges, if applicable, and expenses between classes.
[3]	Historical performance for the R6 Class prior to its inception reflects the performance of the R6 Class of the One Choice 2040 Portfolio R6. Such historical performance began on July 31, 2013. The R6 Class of the fund acquired all of the assets of the One Choice 2040 Portfolio R6 on October 20, 2017 pursuant to a reorganization.

The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

American Century Asset Allocation Portfolio | ONE CHOICE 2045 PORTFOLIO
One Choice 2045 Portfolio
Investment Objective
The fund seeks the highest total return consistent with its asset mix.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 67 of the fund’s prospectus, Appendix A of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - American Century Asset Allocation Portfolio - ONE CHOICE 2045 PORTFOLIO - USD ($)	INVESTOR CLASS	I CLASS [1]	A CLASS		C Class	R CLASS	R6 CLASS
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none	none	5.75%		none	none	none
Maximum Deferred Sales Charge (as a percentage)	none	none	none	[2]	1.00%	none	none
Maximum Account Fee	$ 25	none	none		none	none	none
[1]	Prior to April 10, 2017, this class was referred to as the Institutional Class.
[2]	Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses - American Century Asset Allocation Portfolio - ONE CHOICE 2045 PORTFOLIO		INVESTOR CLASS	I CLASS	A CLASS	C Class	R CLASS	R6 CLASS
Management Fees (as a percentage of Assets)		0.89%	0.70%	0.89%	0.89%	0.89%	0.60%
Distribution and Service (12b-1) Fees		none	none	0.25%	1.00%	0.50%	none
Other Expenses (as a percentage of Assets):	[1]	none	none	none	none	none	none
Acquired Fund Fees and Expenses	[1]	0.03%	0.03%	0.03%	0.03%	0.03%	0.03%
Expenses (as a percentage of Assets)		0.92%	0.73%	1.17%	1.92%	1.42%	0.63%
Fee Waiver or Reimbursement	[2]	none	none	none	none	none	none
Net Expenses (as a percentage of Assets)		0.89%	0.69%	1.14%	1.89%	1.39%	0.54%
[1]	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
[2]	The advisor has agreed to waive a portion of the fund’s management fee. The advisor expects this waiver to continue until October 20, 2018 and cannot terminate it prior to such date without the approval of the Board of Directors.

Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, and that you earn a 5% return each year. The example also assumes that the fund’s operating expenses remain the same except that it reflects the rate and duration of any fee waivers noted in the table above. You may be required to pay brokerage commissions on your purchases of Investor or I Class shares of the fund, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - American Century Asset Allocation Portfolio - ONE CHOICE 2045 PORTFOLIO - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
INVESTOR CLASS	91	291	507	1,129
I CLASS	71	230	403	903
A CLASS	685	923	1,180	1,911
C Class	192	601	1,035	2,238
R CLASS	142	447	774	1,698
R6 CLASS	55	193	343	778

Portfolio Turnover
Because the fund buys and sells shares of other American Century mutual funds (the underlying funds) directly from the issuers, the fund is not expected to incur transaction costs directly. However, as a shareholder in the underlying funds, the fund indirectly pays transaction costs, such as commissions, when the underlying funds buy and sell securities (or “turn over” their portfolios). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 7% of the average value of its portfolio.

Principal Investment Strategies
One Choice 2045 Portfolio is a “fund of funds,” meaning that it seeks to achieve its objective by investing in other American Century mutual funds (the underlying funds) that represent a variety of asset classes and investment styles. The underlying stock funds draw on growth, value and quantitative investment techniques and diversify investments among small, medium and large U.S. and foreign companies. The underlying bond funds invest in fixed-income securities that vary by issuer type (corporate and government), credit quality (investment-grade and high-yield or “junk bonds”) and geographic exposure (domestic and international). The following table indicates the fund’s neutral mix; that is, how the fund’s investments generally will be allocated among the major asset classes. The table also shows the neutral weightings of each underlying fund currently being used within the various asset classes. This information is as of December 1, 2016, except the allocation to NT High Income Fund was changed from an equivalent allocation to High-Yield Fund on May 19, 2017.

Equity Securities (Stock Funds)	77.15%
NT Core Equity Plus Fund	3.75%
NT Disciplined Growth Fund	3.20%
NT Emerging Markets Fund	4.75%
NT Equity Growth Fund	10.25%
NT Global Real Estate Fund	2.40%
NT Growth Fund	10.20%
NT Heritage Fund	6.40%
NT International Growth Fund	6.80%
NT International Small-Mid Cap Fund	1.75%
NT International Value Fund	5.05%
NT Large Company Value Fund	12.60%
NT Mid Cap Value Fund	7.00%
NT Small Company Fund	3.00%

Fixed-Income Securities (Bond Funds)	21.85%
Global Bond Fund	3.90%
NT High Income Fund	2.15%
Inflation-Adjusted Bond Fund	4.30%
NT Diversified Bond Fund	11.50%

Cash Equivalents (Money Market Fund)	1.00%
U.S. Government Money Market Fund	1.00%

The target date in the fund name (2045) refers to the approximate year an investor plans to retire and likely would stop making new investments in the fund. The fund assumes a retirement age of 65 and may not be appropriate for an investor who plans to retire at or near the target date, but at an age well before or after 65. As the target date approaches, the fund’s neutral mix will become more conservative by decreasing the allocation to stocks and increasing the allocation to bonds and cash. By the time the fund reaches its target date, the neutral mix will become fixed and match that of One Choice In Retirement Portfolio, which is currently 45% stock funds, 45% bond funds and 10% money market funds. The fund is designed for investors who plan to withdraw the value of their account gradually after retirement. The following chart shows how the neutral mix is expected to change over time according to a predetermined glide path.
The portfolio managers regularly review the fund’s allocations to determine whether rebalancing is appropriate. In order to better balance risks in changing market environments, the portfolio managers may make modest deviations from the neutral mix in light of prevailing market conditions. We reserve the right to modify the neutral mix and underlying funds from time to time should circumstances warrant a change.

Principal Risks

•
Allocation Risk – The fund’s performance and risks depend in part on the managers’ skill in determining the fund’s neutral mix, selecting and weighting the underlying funds, and implementing any deviations from the neutral mix. The managers’ evaluations and assumptions regarding asset classes or underlying funds may differ from actual market conditions.

•
Fund of Funds Risks – The fund’s performance and risks reflect the performance and risks of the underlying American Century Investments funds in which it invests. The fund’s investment in other American Century Investments funds may create a conflict of interest for the fund’s advisor.

•
“Growth” and “Value” Style Risks – The underlying funds represent a mix of investment styles, each of which has risks associated with it. Growth stocks can be volatile and may lack dividends that can cushion share prices during market declines. Value stocks may continue to be undervalued by the market for long periods of time.

•
Small- and Mid-Cap Stock Risks – Stocks of smaller companies may be more volatile than larger-company stocks. Smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies, which could lead to higher transaction costs. To the extent an underlying fund invests in these companies, it may take on more risk.

•
Interest Rate Risk – Generally, when interest rates rise, the value of an underlying fund’s fixed-income securities will decline. The opposite is true when interest rates decline. Underlying funds with longer weighted average maturities are more sensitive to interest rate changes. A period of rising interest rates may negatively affect the performance of underlying fixed-income funds.

•
Credit Risk – The value of an underlying fund’s fixed-income securities will be affected adversely by any erosion in the ability of the issuers of these securities to make interest and principal payments as they become due. Changes in the credit rating of a fixed-income security held by an underlying fund could have a similar effect.

•
Foreign Securities Risk – Some of the underlying funds invest in foreign securities, which are generally riskier than U.S. securities. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities. Fluctuations in currency exchange rates also may affect an underlying fund’s share price. Investing in securities of companies located in emerging market countries is generally riskier than investing in securities of companies located in developed foreign countries.

•
Emerging Market Risk - Investing in securities of companies located in emerging market countries generally is also riskier than investing in securities of companies located in foreign developed countries. Emerging market countries may have unstable governments and/or economies that are subject to sudden change. These changes may be magnified by the countries’ emergent financial markets, resulting in significant volatility to investments in these countries.

•
Real Estate Investing - An investment in the fund may be subject to many of the same risks as a direct investment in real estate. These risks include changes in economic conditions, interest rates, property values, property tax increases, overbuilding and increased competition, environmental contamination, zoning and natural disasters. This is due to the fact that the value of the fund’s investments may be affected by the value of the real estate owned by the companies in which it invests.

•
Tobacco Exclusion – The underlying funds do not invest in securities issued by companies assigned the Global Industry Classification Standard (GICS) or the Bloomberg Industry Classification Standard (BICS) for the tobacco industry. This exclusion may cause an underlying fund to forego profitable investment opportunities.

•
Market Risk – The value of the fund’s shares will go up and down based on the performance of the underlying funds in which it invests. The value of the underlying funds’ shares will, in turn, fluctuate based on the performance of the securities they own and other factors generally affecting the securities market.

•
Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund, including losses near to, at, or after retirement. There is no guarantee that the fund will provide adequate income at or through your retirement.

An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Fund Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, including yields, please visit americancentury.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Calendar Year Total Returns

Highest Performance Quarter (2Q 2009): 14.89% Lowest Performance Quarter (4Q 2008): -19.49%
As of June 30, 2017, the most recent calendar quarter end, the fund’s Investor Class year-to-date return was 8.47%.

Average Annual Total Returns For the calendar year ended December 31, 2016
Average Annual Total Returns - American Century Asset Allocation Portfolio - ONE CHOICE 2045 PORTFOLIO		Label	1 Year	5 Years	10 Years		Since Inception	Inception Date
S&P Target Date To 2045	[1]	S&P Target Date To 2045 Index4 (reflects no deduction for fees, expenses or taxes)	9.14%	9.55%
S&P Target Date 2045		S&P Target Date 2045 Index (reflects no deduction for fees, expenses or taxes)	9.54%	10.31%	4.89%
INVESTOR CLASS		Investor Class Return Before Taxes	7.15%	9.78%	5.43%			Aug. 31, 2004
INVESTOR CLASS | After Taxes on Distributions		Return After Taxes on Distributions	6.14%	8.54%	4.52%			Aug. 31, 2004
INVESTOR CLASS | After Taxes on Distributions and Sales		Return After Taxes on Distributions and Sale of Fund Shares	4.84%	7.57%	4.13%			Aug. 31, 2004
I CLASS		I Class Return Before Taxes	7.43%	10.01%	5.64%			Aug. 31, 2004
A CLASS	[2]	A Class1 Return Before Taxes	0.84%	8.22%	4.54%			Aug. 31, 2004
C Class		C Class Return Before Taxes	6.14%	8.69%	4.38%	[3]		Mar. 01, 2010
R CLASS		R Class Return Before Taxes	6.68%	9.24%	4.91%			Aug. 31, 2004
R6 CLASS	[4]	R6 Class3 Return Before Taxes	7.62%				6.73%	Oct. 23, 2017
[1]	Because the S&P Target Date To 2045 Index total return data is first available as of May 31, 2007, returns for the S&P Target Date 2045 Index are also shown to cover the 10-year period.
[2]	Prior to March 1, 2010, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been restated to reflect this charge.
[3]	Historical performance for C Class prior to its inception is based on the performance of Investor Class shares. C Class performance has been adjusted to reflect differences in sales charges, if applicable, and expenses between classes.
[4]	Historical performance for the R6 Class prior to its inception reflects the performance of the R6 Class of the One Choice 2045 Portfolio R6. Such historical performance began on July 31, 2013. The R6 Class of the fund acquired all of the assets of the One Choice 2045 Portfolio R6 on October 20, 2017 pursuant to a reorganization.

The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

American Century Asset Allocation Portfolio | ONE CHOICE 2050 PORTFOLIO
One Choice 2050 Portfolio
Investment Objective
The fund seeks the highest total return consistent with its asset mix.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 67 of the fund’s prospectus, Appendix A of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - American Century Asset Allocation Portfolio - ONE CHOICE 2050 PORTFOLIO - USD ($)	INVESTOR CLASS	I CLASS [1]	A CLASS		C Class	R CLASS	R6 CLASS
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none	none	5.75%		none	none	none
Maximum Deferred Sales Charge (as a percentage)	none	none	none	[2]	1.00%	none	none
Maximum Account Fee	$ 25	none	none		none	none	none
[1]	Prior to April 10, 2017, this class was referred to as the Institutional Class.
[2]	Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses - American Century Asset Allocation Portfolio - ONE CHOICE 2050 PORTFOLIO		INVESTOR CLASS	I CLASS	A CLASS	C Class	R CLASS	R6 CLASS
Management Fees (as a percentage of Assets)		0.92%	0.72%	0.92%	0.92%	0.92%	0.62%
Distribution and Service (12b-1) Fees		none	none	0.25%	1.00%	0.50%	none
Other Expenses (as a percentage of Assets):	[1]	none	none	none	none	none	none
Acquired Fund Fees and Expenses	[1]	0.04%	0.04%	0.04%	0.04%	0.04%	0.04%
Expenses (as a percentage of Assets)		0.96%	0.76%	1.21%	1.96%	1.46%	0.66%
Fee Waiver or Reimbursement	[2]	none	none	none	none	none	none
Net Expenses (as a percentage of Assets)		0.92%	0.72%	1.17%	1.92%	1.42%	0.57%
[1]	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
[2]	The advisor has agreed to waive a portion of the fund’s management fee. The advisor expects this waiver to continue until October 20, 2018 and cannot terminate it prior to such date without the approval of the Board of Directors.

Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, and that you earn a 5% return each year. The example also assumes that the fund’s operating expenses remain the same except that it reflects the rate and duration of any fee waivers noted in the table above. You may be required to pay brokerage commissions on your purchases of Investor or I Class shares of the fund, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - American Century Asset Allocation Portfolio - ONE CHOICE 2050 PORTFOLIO - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
INVESTOR CLASS	94	302	528	1,174
I CLASS	74	239	419	939
A CLASS	688	934	1,199	1,953
C Class	195	612	1,054	2,279
R CLASS	145	459	794	1,742
R6 CLASS	58	203	359	814

Portfolio Turnover
Because the fund buys and sells shares of other American Century mutual funds (the underlying funds) directly from the issuers, the fund is not expected to incur transaction costs directly. However, as a shareholder in the underlying funds, the fund indirectly pays transaction costs, such as commissions, when the underlying funds buy and sell securities (or “turn over” their portfolios). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 7% of the average value of its portfolio.

Principal Investment Strategies
One Choice 2050 Portfolio is a “fund of funds,” meaning that it seeks to achieve its objective by investing in other American Century mutual funds (the underlying funds) that represent a variety of asset classes and investment styles. The underlying stock funds draw on growth, value and quantitative investment techniques and diversify investments among small, medium and large U.S. and foreign companies. The underlying bond funds invest in fixed-income securities that vary by issuer type (corporate and government), credit quality (investment-grade and high-yield or “junk bonds”) and geographic exposure (domestic and international). The following table indicates the fund’s neutral mix; that is, how the fund’s investments generally will be allocated among the major asset classes. The table also shows the neutral weightings of each underlying fund currently being used within the various asset classes. This information is as of December 1, 2016, except the allocation to NT High Income Fund was changed from an equivalent allocation to High-Yield Fund on May 19, 2017.

Equity Securities (Stock Funds)	81.40%
NT Core Equity Plus Fund	4.50%
NT Disciplined Growth Fund	3.33%
NT Emerging Markets Fund	5.75%
NT Equity Growth Fund	10.25%
NT Global Real Estate Fund	2.65%
NT Growth Fund	10.75%
NT Heritage Fund	6.59%
NT International Growth Fund	6.68%
NT International Small-Mid Cap Fund	2.06%
NT International Value Fund	5.24%
NT Large Company Value Fund	13.41%
NT Mid Cap Value Fund	6.94%
NT Small Company Fund	3.25%

Fixed-Income Securities (Bond Funds)	18.60%
Global Bond Fund	3.53%
NT High Income Fund	1.85%
Inflation-Adjusted Bond Fund	3.70%
NT Diversified Bond Fund	9.52%

Cash Equivalents (Money Market Fund)	0.00%

The target date in the fund name (2050) refers to the approximate year an investor plans to retire and likely would stop making new investments in the fund. The fund assumes a retirement age of 65 and may not be appropriate for an investor who plans to retire at or near the target date, but at an age well before or after 65. As the target date approaches, the fund’s neutral mix will become more conservative by decreasing the allocation to stocks and increasing the allocation to bonds and cash. By the time the fund reaches its target date, the neutral mix will become fixed and match that of One Choice In Retirement Portfolio, which is currently 45% stock funds, 45% bond funds and 10% money market funds. The fund is designed for investors who plan to withdraw the value of their account gradually after retirement. The following chart shows how the neutral mix is expected to change over time according to a predetermined glide path.
The portfolio managers regularly review the fund’s allocations to determine whether rebalancing is appropriate. In order to better balance risks in changing market environments, the portfolio managers may make modest deviations from the neutral mix in light of prevailing market conditions. We reserve the right to modify the neutral mix and underlying funds from time to time should circumstances warrant a change.

Principal Risks

•
Allocation Risk – The fund’s performance and risks depend in part on the managers’ skill in determining the fund’s neutral mix, selecting and weighting the underlying funds, and implementing any deviations from the neutral mix. The managers’ evaluations and assumptions regarding asset classes or underlying funds may differ from actual market conditions.

•
Fund of Funds Risks – The fund’s performance and risks reflect the performance and risks of the underlying American Century Investments funds in which it invests. The fund’s investment in other American Century Investments funds may create a conflict of interest for the fund’s advisor.

•
“Growth” and “Value” Style Risks – The underlying funds represent a mix of investment styles, each of which has risks associated with it. Growth stocks can be volatile and may lack dividends that can cushion share prices during market declines. Value stocks may continue to be undervalued by the market for long periods of time.

•
Small- and Mid-Cap Stock Risks – Stocks of smaller companies may be more volatile than larger-company stocks. Smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies, which could lead to higher transaction costs. To the extent an underlying fund invests in these companies, it may take on more risk.

•
Interest Rate Risk – Generally, when interest rates rise, the value of an underlying fund’s fixed-income securities will decline. The opposite is true when interest rates decline. Underlying funds with longer weighted average maturities are more sensitive to interest rate changes. A period of rising interest rates may negatively affect the performance of underlying fixed-income funds.

•
Credit Risk – The value of an underlying fund’s fixed-income securities will be affected adversely by any erosion in the ability of the issuers of these securities to make interest and principal payments as they become due. Changes in the credit rating of a fixed-income security held by an underlying fund could have a similar effect.

•
Foreign Securities Risk – Some of the underlying funds invest in foreign securities, which are generally riskier than U.S. securities. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities. Fluctuations in currency exchange rates also may affect an underlying fund’s share price. Investing in securities of companies located in emerging market countries is generally riskier than investing in securities of companies located in developed foreign countries.

•
Emerging Market Risk - Investing in securities of companies located in emerging market countries generally is also riskier than investing in securities of companies located in foreign developed countries. Emerging market countries may have unstable governments and/or economies that are subject to sudden change. These changes may be magnified by the countries’ emergent financial markets, resulting in significant volatility to investments in these countries.

•
Real Estate Investing - An investment in the fund may be subject to many of the same risks as a direct investment in real estate. These risks include changes in economic conditions, interest rates, property values, property tax increases, overbuilding and increased competition, environmental contamination, zoning and natural disasters. This is due to the fact that the value of the fund’s investments may be affected by the value of the real estate owned by the companies in which it invests.

•
Tobacco Exclusion – The underlying funds do not invest in securities issued by companies assigned the Global Industry Classification Standard (GICS) or the Bloomberg Industry Classification Standard (BICS) for the tobacco industry. This exclusion may cause an underlying fund to forego profitable investment opportunities.

•
Market Risk – The value of the fund’s shares will go up and down based on the performance of the underlying funds in which it invests. The value of the underlying funds’ shares will, in turn, fluctuate based on the performance of the securities they own and other factors generally affecting the securities market.

•
Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund, including losses near to, at, or after retirement. There is no guarantee that the fund will provide adequate income at or through your retirement.

An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Fund Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, including yields, please visit americancentury.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Calendar Year Total Returns

Highest Performance Quarter (2Q 2009): 15.07% Lowest Performance Quarter (3Q 2011): -14.04%
As of June 30, 2017, the most recent calendar quarter end, the fund’s Investor Class year-to-date return was 8.86%

Average Annual Total Returns For the calendar year ended December 31, 2016
Average Annual Total Returns - American Century Asset Allocation Portfolio - ONE CHOICE 2050 PORTFOLIO		Label	1 Year	5 Years	Since Inception		Inception Date
S&P Target Date To 2050		S&P Target Date To 2050 Index (reflects no deduction for fees, expenses or taxes)	9.43%	9.98%	4.99%		May 30, 2008
INVESTOR CLASS		Investor Class Return Before Taxes	7.40%	9.98%	5.36%		May 30, 2008
INVESTOR CLASS | After Taxes on Distributions		Return After Taxes on Distributions	6.45%	8.86%	4.59%		May 30, 2008
INVESTOR CLASS | After Taxes on Distributions and Sales		Return After Taxes on Distributions and Sale of Fund Shares	4.98%	7.76%	4.12%		May 30, 2008
I CLASS		I Class Return Before Taxes	7.60%	10.19%	5.58%		May 30, 2008
A CLASS	[1]	A Class1 Return Before Taxes	0.96%	8.43%	4.37%		May 30, 2008
C Class		C Class Return Before Taxes	6.30%	8.90%	4.32%	[2]	Mar. 01, 2010
R CLASS		R Class Return Before Taxes	6.85%	9.42%	4.84%		May 30, 2008
R6 CLASS	[3]	R6 Class3 Return Before Taxes	7.76%		6.81%		Oct. 23, 2017
[1]	Prior to March 1, 2010, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been restated to reflect this charge.
[2]	Historical performance for C Class prior to its inception is based on the performance of Investor Class shares. C Class performance has been adjusted to reflect differences in sales charges, if applicable, and expenses between classes.
[3]	Historical performance for the R6 Class prior to its inception reflects the performance of the R6 Class of the One Choice 2050 Portfolio R6. Such historical performance began on July 31, 2013. The R6 Class of the fund acquired all of the assets of the One Choice 2050 Portfolio R6 on October 20, 2017 pursuant to a reorganization.

The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

American Century Asset Allocation Portfolio | ONE CHOICE 2055 PORTFOLIO
One Choice 2055 Portfolio
Investment Objective
The fund seeks the highest total return consistent with its asset mix.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 67 of the fund’s prospectus, Appendix A of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - American Century Asset Allocation Portfolio - ONE CHOICE 2055 PORTFOLIO - USD ($)	INVESTOR CLASS	I CLASS [1]	A CLASS		C CLASS	R CLASS	R6 CLASS
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none	none	5.75%		none	none	none
Maximum Deferred Sales Charge (as a percentage)	none	none	none	[2]	1.00%	none	none
Maximum Account Fee	$ 25	none	none		none	none	none
[1]	Prior to April 10, 2017, this class was referred to as the Institutional Class.
[2]	Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses - American Century Asset Allocation Portfolio - ONE CHOICE 2055 PORTFOLIO		INVESTOR CLASS	I CLASS	A CLASS	C CLASS	R CLASS	R6 CLASS
Management Fees (as a percentage of Assets)		0.93%	0.73%	0.93%	0.93%	0.93%	0.63%
Distribution and Service (12b-1) Fees		none	none	0.25%	1.00%	0.50%	none
Other Expenses (as a percentage of Assets):	[1]	none	none	none	none	none	none
Acquired Fund Fees and Expenses	[1]	0.04%	0.04%	0.04%	0.04%	0.04%	0.04%
Expenses (as a percentage of Assets)		0.97%	0.77%	1.22%	1.97%	1.47%	0.67%
Fee Waiver or Reimbursement	[2]	none	none	none	none	none	none
Net Expenses (as a percentage of Assets)		0.92%	0.72%	1.17%	1.92%	1.42%	0.57%
[1]	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
[2]	The advisor has agreed to waive a portion of the fund’s management fee. The advisor expects this waiver to continue until October 20, 2018 and cannot terminate it prior to such date without the approval of the Board of Directors.

Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, and that you earn a 5% return each year. The example also assumes that the fund’s operating expenses remain the same except that it reflects the rate and duration of any fee waivers noted in the table above. You may be required to pay brokerage commissions on your purchases of Investor or I Class shares of the fund, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - American Century Asset Allocation Portfolio - ONE CHOICE 2055 PORTFOLIO - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
INVESTOR CLASS	94	305	532	1,185
I CLASS	74	241	423	950
A CLASS	688	936	1,203	1,963
C CLASS	195	614	1,059	2,289
R CLASS	145	461	799	1,752
R6 CLASS	58	205	364	826

Portfolio Turnover
Because the fund buys and sells shares of other American Century mutual funds (the underlying funds) directly from the issuers, the fund is not expected to incur transaction costs directly. However, as a shareholder in the underlying funds, the fund indirectly pays transaction costs, such as commissions, when the underlying funds buy and sell securities (or “turn over” their portfolios). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 6% of the average value of its portfolio.

Principal Investment Strategies
One Choice 2055 Portfolio is a “fund of funds,” meaning that it seeks to achieve its objective by investing in other American Century mutual funds (the underlying funds) that represent a variety of asset classes and investment styles. The underlying stock funds draw on growth, value and quantitative investment techniques and diversify investments among small, medium and large U.S. and foreign companies. The underlying bond funds invest in fixed-income securities that vary by issuer type (corporate and government), credit quality (investment-grade and high-yield or “junk bonds”) and geographic exposure (domestic and international). The following table indicates the fund’s neutral mix; that is, how the fund’s investments generally will be allocated among the major asset classes. The table also shows the neutral weightings of each underlying fund currently being used within the various asset classes. This information is as of December 1, 2016, except the allocation to NT High Income Fund was changed from an equivalent allocation to High-Yield Fund on May 19, 2017.

Equity Securities (Stock Funds)	83.90%
NT Core Equity Plus Fund	4.50%
NT Disciplined Growth Fund	3.45%
NT Emerging Markets Fund	6.25%
NT Equity Growth Fund	10.50%
NT Global Real Estate Fund	2.90%
NT Growth Fund	10.80%
NT Heritage Fund	6.78%
NT International Growth Fund	6.30%
NT International Small-Mid Cap Fund	2.38%
NT International Value Fund	5.43%
NT Large Company Value Fund	13.98%
NT Mid Cap Value Fund	6.88%
NT Small Company Fund	3.75%

Fixed-Income Securities (Bond Funds)	16.10%
Global Bond Fund	3.15%
NT High Income Fund	1.60%
Inflation-Adjusted Bond Fund	3.20%
NT Diversified Bond Fund	8.15%

Cash Equivalents (Money Market Fund)	0.00%

The target date in the fund name (2055) refers to the approximate year an investor plans to retire and likely would stop making new investments in the fund. The fund assumes a retirement age of 65 and may not be appropriate for an investor who plans to retire at or near the target date, but at an age well before or after 65. As the target date approaches, the fund’s neutral mix will become more conservative by decreasing the allocation to stocks and increasing the allocation to bonds and cash. By the time the fund reaches its target date, the neutral mix will become fixed and match that of One Choice In Retirement Portfolio, which is currently 45% stock funds, 45% bond funds and 10% money market funds. The fund is designed for investors who plan to withdraw the value of their account gradually after retirement. The following chart shows how the neutral mix is expected to change over time according to a predetermined glide path.
The portfolio managers regularly review the fund’s allocations to determine whether rebalancing is appropriate. In order to better balance risks in changing market environments, the portfolio managers may make modest deviations from the neutral mix in light of prevailing market conditions. We reserve the right to modify the neutral mix and underlying funds from time to time should circumstances warrant a change.

Principal Risks

•
Allocation Risk – The fund’s performance and risks depend in part on the managers’ skill in determining the fund’s neutral mix, selecting and weighting the underlying funds, and implementing any deviations from the neutral mix. The managers’ evaluations and assumptions regarding asset classes or underlying funds may differ from actual market conditions.

•
Fund of Funds Risks – The fund’s performance and risks reflect the performance and risks of the underlying American Century Investments funds in which it invests. The fund’s investment in other American Century Investments funds may create a conflict of interest for the fund’s advisor.

•
“Growth” and “Value” Style Risks – The underlying funds represent a mix of investment styles, each of which has risks associated with it. Growth stocks can be volatile and may lack dividends that can cushion share prices during market declines. Value stocks may continue to be undervalued by the market for long periods of time.

•
Small- and Mid-Cap Stock Risks – Stocks of smaller companies may be more volatile than larger-company stocks. Smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies, which could lead to higher transaction costs. To the extent an underlying fund invests in these companies, it may take on more risk.

•
Interest Rate Risk – Generally, when interest rates rise, the value of an underlying fund’s fixed-income securities will decline. The opposite is true when interest rates decline. Underlying funds with longer weighted average maturities are more sensitive to interest rate changes. A period of rising interest rates may negatively affect the performance of underlying fixed-income funds.

•
Credit Risk – The value of an underlying fund’s fixed-income securities will be affected adversely by any erosion in the ability of the issuers of these securities to make interest and principal payments as they become due. Changes in the credit rating of a fixed-income security held by an underlying fund could have a similar effect.

•
Foreign Securities Risk – Some of the underlying funds invest in foreign securities, which are generally riskier than U.S. securities. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities. Fluctuations in currency exchange rates also may affect an underlying fund’s share price. Investing in securities of companies located in emerging market countries is generally riskier than investing in securities of companies located in developed foreign countries.

•
Emerging Market Risk - Investing in securities of companies located in emerging market countries generally is also riskier than investing in securities of companies located in foreign developed countries. Emerging market countries may have unstable governments and/or economies that are subject to sudden change. These changes may be magnified by the countries’ emergent financial markets, resulting in significant volatility to investments in these countries.

•
Real Estate Investing - An investment in the fund may be subject to many of the same risks as a direct investment in real estate. These risks include changes in economic conditions, interest rates, property values, property tax increases, overbuilding and increased competition, environmental contamination, zoning and natural disasters. This is due to the fact that the value of the fund’s investments may be affected by the value of the real estate owned by the companies in which it invests.

•
Tobacco Exclusion – The underlying funds do not invest in securities issued by companies assigned the Global Industry Classification Standard (GICS) or the Bloomberg Industry Classification Standard (BICS) for the tobacco industry. This exclusion may cause an underlying fund to forego profitable investment opportunities.

•
Market Risk – The value of the fund’s shares will go up and down based on the performance of the underlying funds in which it invests. The value of the underlying funds’ shares will, in turn, fluctuate based on the performance of the securities they own and other factors generally affecting the securities market.

•
Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund, including losses near to, at, or after retirement. There is no guarantee that the fund will provide adequate income at or through your retirement.

An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Fund Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, including yields, please visit americancentury.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Calendar Year Total Returns

Highest Performance Quarter (1Q 2012): 11.54% Lowest Performance Quarter (3Q 2015): -7.42%
As of June 30, 2017, the most recent calendar quarter end, the fund’s Investor Class year-to-date return was 9.10%.

Average Annual Total Returns For the calendar year ended December 31, 2016
Average Annual Total Returns - American Century Asset Allocation Portfolio - ONE CHOICE 2055 PORTFOLIO		Label	1 Year	5 Years	Since Inception	Inception Date
S&P Target Date To 2055 Plus Index		S&P Target Date To 2055+ Index (reflects no deduction for fees, expenses or taxes)	9.63%	10.32%	7.39%	Mar. 31, 2011
INVESTOR CLASS		Investor Class Return Before Taxes	7.60%	10.19%	7.75%	Mar. 31, 2011
INVESTOR CLASS | After Taxes on Distributions		Return After Taxes on Distributions	6.78%	9.27%	6.92%	Mar. 31, 2011
INVESTOR CLASS | After Taxes on Distributions and Sales		Return After Taxes on Distributions and Sale of Fund Shares	4.97%	7.94%	5.99%	Mar. 31, 2011
I CLASS		I Class Return Before Taxes	7.82%	10.41%	7.97%	Mar. 31, 2011
A CLASS		A Class Return Before Taxes	1.07%	8.63%	6.37%	Mar. 31, 2011
C CLASS		C Class Return Before Taxes	6.44%	9.09%	6.67%	Mar. 31, 2011
R CLASS		R Class Return Before Taxes	7.06%	9.65%	7.22%	Mar. 31, 2011
R6 CLASS	[1]	R6 Class1 Return Before Taxes	7.96%		6.99%	Oct. 23, 2017
[1]	Historical performance for the R6 Class prior to its inception reflects the performance of the R6 Class of the One Choice 2055 Portfolio R6. Such historical performance began on July 31, 2013. The R6 Class of the fund acquired all of the assets of the One Choice 2055 Portfolio R6 on October 20, 2017 pursuant to a reorganization.

The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

American Century Asset Allocation Portfolio | ONE CHOICE 2060 PORTFOLIO
One Choice 2060 Portfolio
Investment Objective
The fund seeks the highest total return consistent with its asset mix.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 67 of the fund’s prospectus, Appendix A of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - American Century Asset Allocation Portfolio - ONE CHOICE 2060 PORTFOLIO - USD ($)	INVESTOR CLASS	I CLASS [1]	A CLASS		C CLASS	R CLASS	R6 CLASS
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none	none	5.75%		none	none	none
Maximum Deferred Sales Charge (as a percentage)	none	none	none	[2]	1.00%	none	none
Maximum Account Fee	$ 25	none	none		none	none	none
[1]	Prior to April 10, 2017, this class was referred to as the Institutional Class.
[2]	Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses - American Century Asset Allocation Portfolio - ONE CHOICE 2060 PORTFOLIO		INVESTOR CLASS	I CLASS	A CLASS	C CLASS	R CLASS	R6 CLASS
Management Fees (as a percentage of Assets)		0.93%	0.73%	0.93%	0.93%	0.93%	0.63%
Distribution and Service (12b-1) Fees		none	none	0.25%	1.00%	0.50%	none
Other Expenses (as a percentage of Assets):	[1]	none	none	none	none	none	none
Acquired Fund Fees and Expenses	[1]	0.04%	0.04%	0.04%	0.04%	0.04%	0.04%
Expenses (as a percentage of Assets)		0.97%	0.77%	1.22%	1.97%	1.47%	0.67%
Fee Waiver or Reimbursement	[2]	none	none	none	none	none	none
Net Expenses (as a percentage of Assets)		0.92%	0.72%	1.17%	1.92%	1.42%	0.57%
[1]	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
[2]	The advisor has agreed to waive a portion of the fund’s management fee. The advisor expects this waiver to continue until October 20, 2018 and cannot terminate it prior to such date without the approval of the Board of Directors.

Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, and that you earn a 5% return each year. The example also assumes that the fund’s operating expenses remain the same except that it reflects the rate and duration of any fee waivers noted in the table above. You may be required to pay brokerage commissions on your purchases of Investor or I Class shares of the fund, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - American Century Asset Allocation Portfolio - ONE CHOICE 2060 PORTFOLIO - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
INVESTOR CLASS	94	305	532	1,185
I CLASS	74	241	423	950
A CLASS	688	936	1,203	1,963
C CLASS	195	614	1,059	2,289
R CLASS	145	461	799	1,752
R6 CLASS	58	205	364	826

Portfolio Turnover
Because the fund buys and sells shares of other American Century mutual funds (the underlying funds) directly from the issuers, the fund is not expected to incur transaction costs directly. However, as a shareholder in the underlying funds, the fund indirectly pays transaction costs, such as commissions, when the underlying funds buy and sell securities (or “turn over” their portfolios). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the period from September 30, 2015 (fund inception) to July 31, 2016, the fund’s portfolio turnover rate was 13% of the average value of its portfolio.

Principal Investment Strategies
One Choice 2060 Portfolio is a “fund of funds,” meaning that it seeks to achieve its objective by investing in other American Century mutual funds (the underlying funds) that represent a variety of asset classes and investment styles. The underlying stock funds draw on growth, value and quantitative investment techniques and diversify investments among small, medium and large U.S. and foreign companies. The underlying bond funds invest in fixed-income securities that vary by issuer type (corporate and government), credit quality (investment-grade and high-yield or “junk bonds”) and geographic exposure (domestic and international). The following table indicates the fund’s neutral mix; that is, how the fund’s investments generally will be allocated among the major asset classes. The table also shows the neutral weightings of each underlying fund currently being used within the various asset classes. This information is as of December 1, 2016, except the allocation to NT High Income Fund was changed from an equivalent allocation to High-Yield Fund on May 19, 2017.

Equity Securities (Stock Funds)	85.00%
NT Core Equity Plus Fund	4.50%
NT Disciplined Growth Fund	3.50%
NT Emerging Markets Fund	6.50%
NT Equity Growth Fund	10.75%
NT Global Real Estate Fund	3.00%
NT Growth Fund	11.00%
NT Heritage Fund	6.75%
NT International Growth Fund	6.00%
NT International Small-Mid Cap Fund	2.50%
NT International Value Fund	5.50%
NT Large Company Value Fund	14.25%
NT Mid Cap Value Fund	6.75%
NT Small Company Fund	4.00%

Fixed-Income Securities (Bond Funds)	15.00%
Global Bond Fund	3.00%
NT High Income Fund	1.50%
Inflation-Adjusted Bond Fund	3.00%
NT Diversified Bond Fund	7.50%

Cash Equivalents (Money Market Fund)	0.00%

The target date in the fund name (2060) refers to the approximate year an investor plans to retire and likely would stop making new investments in the fund. The fund assumes a retirement age of 65 and may not be appropriate for an investor who plans to retire at or near the target date, but at an age well before or after 65. As the target date approaches, the fund’s neutral mix will become more conservative by decreasing the allocation to stocks and increasing the allocation to bonds and cash. By the time the fund reaches its target date, the neutral mix will become fixed and match that of One Choice In Retirement Portfolio, which is currently 45% stock funds, 45% bond funds and 10% money market funds. The fund is designed for investors who plan to withdraw the value of their account gradually after retirement. The following chart shows how the neutral mix is expected to change over time according to a predetermined glide path.
The portfolio managers regularly review the fund’s allocations to determine whether rebalancing is appropriate. In order to better balance risks in changing market environments, the portfolio managers may make modest deviations from the neutral mix in light of prevailing market conditions. We reserve the right to modify the neutral mix and underlying funds from time to time should circumstances warrant a change.

Principal Risks

•
Allocation Risk – The fund’s performance and risks depend in part on the managers’ skill in determining the fund’s neutral mix, selecting and weighting the underlying funds, and implementing any deviations from the neutral mix. The managers’ evaluations and assumptions regarding asset classes or underlying funds may differ from actual market conditions.

•
Fund of Funds Risks – The fund’s performance and risks reflect the performance and risks of the underlying American Century Investments funds in which it invests. The fund’s investment in other American Century Investments funds may create a conflict of interest for the fund’s advisor.

•
“Growth” and “Value” Style Risks – The underlying funds represent a mix of investment styles, each of which has risks associated with it. Growth stocks can be volatile and may lack dividends that can cushion share prices during market declines. Value stocks may continue to be undervalued by the market for long periods of time.

•
Small- and Mid-Cap Stock Risks – Stocks of smaller companies may be more volatile than larger-company stocks. Smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies, which could lead to higher transaction costs. To the extent an underlying fund invests in these companies, it may take on more risk.

•
Interest Rate Risk – Generally, when interest rates rise, the value of an underlying fund’s fixed-income securities will decline. The opposite is true when interest rates decline. Underlying funds with longer weighted average maturities are more sensitive to interest rate changes. A period of rising interest rates may negatively affect the performance of underlying fixed-income funds.

•
Credit Risk – The value of an underlying fund’s fixed-income securities will be affected adversely by any erosion in the ability of the issuers of these securities to make interest and principal payments as they become due. Changes in the credit rating of a fixed-income security held by an underlying fund could have a similar effect.

•
Foreign Securities Risk – Some of the underlying funds invest in foreign securities, which are generally riskier than U.S. securities. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities. Fluctuations in currency exchange rates also may affect an underlying fund’s share price. Investing in securities of companies located in emerging market countries is generally riskier than investing in securities of companies located in developed foreign countries.

•
Emerging Market Risk - Investing in securities of companies located in emerging market countries generally is also riskier than investing in securities of companies located in foreign developed countries. Emerging market countries may have unstable governments and/or economies that are subject to sudden change. These changes may be magnified by the countries’ emergent financial markets, resulting in significant volatility to investments in these countries.

•
Real Estate Investing - An investment in the fund may be subject to many of the same risks as a direct investment in real estate. These risks include changes in economic conditions, interest rates, property values, property tax increases, overbuilding and increased competition, environmental contamination, zoning and natural disasters. This is due to the fact that the value of the fund’s investments may be affected by the value of the real estate owned by the companies in which it invests.

•
Tobacco Exclusion – The underlying funds do not invest in securities issued by companies assigned the Global Industry Classification Standard (GICS) or the Bloomberg Industry Classification Standard (BICS) for the tobacco industry. This exclusion may cause an underlying fund to forego profitable investment opportunities.

•
Market Risk – The value of the fund’s shares will go up and down based on the performance of the underlying funds in which it invests. The value of the underlying funds’ shares will, in turn, fluctuate based on the performance of the securities they own and other factors generally affecting the securities market.

•
Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund, including losses near to, at, or after retirement. There is no guarantee that the fund will provide adequate income at or through your retirement.

An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Fund Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, including yields, please visit americancentury.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Calendar Year Total Returns

Highest Performance Quarter (3Q 2016): 9.30% Lowest Performance Quarter (1Q 2016): 0.49%
As of June 30, 2017, the most recent calendar quarter end, the fund’s Investor Class year-to-date return was 9.13%.

Average Annual Total Returns For the calendar year ended December 31, 2016
Average Annual Total Returns - American Century Asset Allocation Portfolio - ONE CHOICE 2060 PORTFOLIO		Label	1 Year	Since Inception	Inception Date
S&P Target Date To 2055 Plus Index		S&P Target Date To 2055+ Index (reflects no deduction for fees, expenses or taxes)	9.63%	11.27%	Sep. 30, 2015
INVESTOR CLASS		Investor Class Return Before Taxes	7.71%	9.34%	Sep. 30, 2015
INVESTOR CLASS | After Taxes on Distributions		Return After Taxes on Distributions	7.42%	8.80%	Sep. 30, 2015
INVESTOR CLASS | After Taxes on Distributions and Sales		Return After Taxes on Distributions and Sale of Fund Shares	4.54%	7.02%	Sep. 30, 2015
I CLASS		I Class Return Before Taxes	7.92%	9.55%	Sep. 30, 2015
A CLASS		A Class Return Before Taxes	1.23%	4.04%	Sep. 30, 2015
C CLASS		C Class Return Before Taxes	6.70%	8.30%	Sep. 30, 2015
R CLASS		R Class Return Before Taxes	7.17%	8.79%	Sep. 30, 2015
R6 CLASS	[1]	R6 Class1 Return Before Taxes	7.99%	9.61%	Oct. 23, 2017
[1]	Historical performance for the R6 Class prior to its inception reflects the performance of the R6 Class of the One Choice 2060 Portfolio R6. Such historical performance began on September 30, 2015. The R6 Class of the fund acquired all of the assets of the One Choice 2060 Portfolio R6 on October 20, 2017 pursuant to a reorganization.

The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

[1]	The expense information in the table has been restated to reflect current fees.